FINANCIAL STATEMENTS
ING Insurance Company of America
  Variable Annuity Account I
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

[ING LOGO]

Thomas J. McInerney
Chief Executive Officer
ING U.S. Financial Services

The year 2002 marked one of the more tumultuous years in stock market history. We've seen our economy and political landscape be redefined and the downfall of major corporations. But while this was happening around us, we were not disheartened. It's to our credit that we can say ING experienced several key accomplishments to take us into the New Year on a positive note.

We solidified our position as a top-five player in most of our major businesses, to the satisfaction of our 14.5 million clients. We have made significant progress on integrating all of the ING businesses. The first two years after major acquisitions are the most difficult and with that milestone behind us, I believe the future will be much brighter.

Most importantly, our company is positioned for a rapid recovery when the U.S. economy and markets improve: we've streamlined our businesses; developed several new and innovative products and services; and established our place among the competition for years to come. Our employees, the backbone of our company, have made personal sacrifices over the past two years, adding their strength and support, to complete the foundation of our "new" financial services company. With a top-notch leadership team and a talented and diverse employee workforce, we are wholly focused on creating a superior customer experience.

I truly believe the worst is behind us - both in terms of the integration and the particularly challenging economic environment. And while the markets may not rebound immediately, we will be ready to make the most of it when they do. We've already done what some companies are just starting to do. I'm very optimistic about the future, and hope you are, too. I encourage you to use the information and tools we provide to help you make sense of these volatile times and to make sure your investments reflect the right strategy for you.

As always, thank you for your loyalty and confidence in ING - we remain dedicated to helping you achieve your financial goals.

Sincerely,

/s/ Thomas J. McInerney

Thomas J. McInerney

                        ING Insurance Company of America
                           Variable Annuity Account I

                              Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS

Report of Independent Auditors                                         1

Audited Financial Statements

Statement of Assets and Liabilities                                    3
Statement of Operations                                               11
Statements of Changes in Net Assets                                   17
Notes to Financial Statements                                         27

                         Report of Independent Auditors

The Board of Directors and Participants
ING Insurance Company of America

We have audited the accompanying statement of assets and liabilities of ING Insurance Company of America Variable Annuity Account I (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, Alger American Balanced, Alger American Income & Growth, Alger American Leveraged AllCap-, American Century(R) VP Balanced, American Century(R) VP International, Calvert Social Balanced, Federated American Leaders, Federated Equity Income, Federated Fund for US Government Securities, Federated Growth Strategies, Federated High Income Bond, Federated International Equity, Federated Prime Money, Federated Utility, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Fidelity(R) VIP II Investment Grade Bond, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING JPMorgan Fleming International--, ING MFS Capital Opportunities, ING MFS Research, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Growth Equity, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, MFS-(R) Global Governments, MFS-(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income and Oppenheimer Strategic Bond Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Insurance Company of America Variable Annuity Account I at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

Atlanta, Georgia
March 14, 2003

                        ING Insurance Company of America
                           Variable Annuity Account I

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                                                                                         ALGER
                                         AIM V.I.       AIM V.I.                         AIM V.I.         ALGER         AMERICAN
                                         CAPITAL         CORE           AIM V.I.         PREMIER         AMERICAN       INCOME &
                                      APPRECIATION      EQUITY          GROWTH           EQUITY          BALANCED        GROWTH
                                      ---------------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds
     at fair value                    $       5,716   $   1,624,945   $   1,169,901   $   1,373,906   $     749,833   $   1,479,176
                                      ---------------------------------------------------------------------------------------------
Total assets                                  5,716       1,624,945       1,169,901       1,373,906         749,833       1,479,176
                                      ---------------------------------------------------------------------------------------------
Net assets                            $       5,716   $   1,624,945   $   1,169,901   $   1,373,906   $     749,833   $   1,479,176
                                      =============================================================================================
NET ASSETS
   Accumulation units                 $       5,716   $   1,619,822   $   1,169,901   $   1,373,906   $     749,833   $   1,479,176
   Contracts in payout
     (annuitization) period                       -           5,123               -               -               -               -
                                      ---------------------------------------------------------------------------------------------
 Total net assets                     $       5,716   $   1,624,945   $   1,169,901   $   1,373,906   $     749,833   $   1,479,176
                                      =============================================================================================
Accumulation units outstanding:
   IICA I                                         -               -               -               -      44,739.446      94,818.977
                                      =============================================================================================
   IICA II                                        -               -               -               -               -               -
                                      =============================================================================================
   IICA III                                 952.587     264,676.792     299,207.384     251,631.095               -               -
                                      =============================================================================================
Accumulation unit value:
   IICA I                                         -               -               -               -   $       16.76   $       15.60
                                      =============================================================================================
   IICA II                                        -               -               -               -               -               -
                                      =============================================================================================
   IICA III                           $        6.00   $        6.12   $        3.91   $        5.46               -               -
                                      =============================================================================================
Total number of mutual fund shares              348          95,641         103,531          84,704          66,416         204,306
                                      =============================================================================================
 Cost of mutual fund shares           $       7,487   $   1,882,435   $   1,860,191   $   1,807,130   $     846,049   $   2,050,119
                                      =============================================================================================

                                        ALGER
                                       AMERICAN       AMERICAN        AMERICAN          CALVERT          FEDERATED
                                       LEVERAGED    CENTURY(R) VP   CENTURY(R) VP       SOCIAL           AMERICAN
                                        ALLCAP        BALANCED      INTERNATIONAL      BALANCED           LEADERS
                                     --------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds
     at fair value                   $  1,456,065   $     276,546   $     477,425   $      181,999   $     78,299,611
                                     --------------------------------------------------------------------------------
Total assets                            1,456,065         276,546         477,425          181,999         78,299,611
                                     --------------------------------------------------------------------------------
Net assets                           $  1,456,065   $     276,546   $     477,425   $      181,999   $     78,299,611
                                     ================================================================================
NET ASSETS
   Accumulation units                $  1,456,065   $     276,546   $     477,425   $      181,999   $     78,152,735
   Contracts in payout
     (annuitization) period                     -               -               -                -            146,876
                                     --------------------------------------------------------------------------------
Total net assets                     $  1,456,065   $     276,546   $     477,425   $      181,999   $     78,299,611
                                     ================================================================================
Accumulation units outstanding:
   IICA I                             100,835.527      21,289.156      41,407.187       11,930.700      4,800,536.562
                                     ================================================================================
   IICA II                                      -               -               -        7,059.935                  -
                                     ================================================================================
   IICA III                                     -               -               -           60.683                  -
                                     ================================================================================
Accumulation unit value:
   IICA I                            $      14.44   $       12.99   $       11.53   $         9.61   $          16.28
                                     ================================================================================
   IICA II                                      -               -               -   $         9.47                  -
                                     ================================================================================
   IICA III                                     -               -               -   $         8.03                  -
                                     ================================================================================
Total number of mutual fund shares         69,835          47,598          91,636          121,333          5,147,903
                                     ================================================================================
Cost of mutual fund shares           $  2,069,821   $     303,166   $     594,719   $      205,574   $     97,733,823
                                     ================================================================================

                                                          FEDERATED
                                        FEDERATED        FUND FOR US        FEDERATED          FEDERATED
                                         EQUITY          GOVERNMENT          GROWTH           HIGH INCOME
                                         INCOME          SECURITIES         STRATEGIES            BOND
                                     -----------------------------------------------------------------------
ASSETS
   Investments in mutual funds
     at fair value                   $    15,168,066   $     7,622,024   $     17,585,251   $     14,412,920
                                     -----------------------------------------------------------------------
Total assets                              15,168,066         7,622,024         17,585,251         14,412,920
                                     -----------------------------------------------------------------------
Net assets                           $    15,168,066   $     7,622,024   $     17,585,251   $     14,412,920
                                     =======================================================================
NET ASSETS
   Accumulation units                $    15,084,953   $     7,622,024   $     17,585,251   $     14,398,984
   Contracts in payout
     (annuitization) period                   83,113                 -                  -             13,936
                                     -----------------------------------------------------------------------
Total net assets                     $    15,168,066   $     7,622,024   $     17,585,251   $     14,412,920
                                     =======================================================================
Accumulation units outstanding:
   IICA I                              1,534,583.184       509,834.392      1,290,187.191      1,175,427.265
                                     =======================================================================
   IICA II                                         -                 -                  -                  -
                                     =======================================================================
   IICA III                                        -                 -                  -                  -
                                     =======================================================================
Accumulation unit value:
   IICA I                            $          9.83   $         14.95   $          13.63   $          12.25
                                     =======================================================================
   IICA II                                         -                 -                  -                  -
                                     =======================================================================
   IICA III                                        -                 -                  -                  -
                                     =======================================================================
Total number of mutual fund shares         1,558,897           636,229          1,352,712          2,035,723
                                     =======================================================================
Cost of mutual fund shares           $    21,071,346   $     7,177,943   $     27,730,105   $     17,173,111
                                     =======================================================================

SEE ACCOMPANYING NOTES.

                                       FEDERATED
                                     INTERNATIONAL     FEDERATED      FEDERATED    FIDELITY(R) VIP  FIDELITY(R) VIP FIDELITY(R) VIP
                                        EQUITY        PRIME MONEY      UTILITY      EQUITY-INCOME       GROWTH        HIGH INCOME
                                    ----------------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds
     at fair value                  $    11,588,568  $   5,730,783  $   8,714,371  $    32,896,809  $    22,174,703  $   6,896,749
                                    ----------------------------------------------------------------------------------------------
Total assets                             11,588,568      5,730,783      8,714,371       32,896,809       22,174,703      6,896,749
                                    ----------------------------------------------------------------------------------------------
Net assets                          $    11,588,568  $   5,730,783  $   8,714,371  $    32,896,809  $    22,174,703  $   6,896,749
                                    ==============================================================================================
NET ASSETS
   Accumulation units               $    11,554,301  $   5,730,783  $   8,667,911  $    32,896,809  $    22,174,703  $   6,845,492
   Contracts in payout
     (annuitization) period                  34,267              -         46,460                -                -         51,257
                                    ----------------------------------------------------------------------------------------------
Total net assets                    $    11,588,568  $   5,730,783  $   8,714,371  $    32,896,809  $    22,174,703  $   6,896,749
                                    ==============================================================================================
Accumulation units outstanding:
   IICA I                             1,067,865.163    462,159.889    870,272.144    2,000,319.317    1,125,585.750    663,068.138
                                    ==============================================================================================
   IICA II                                        -              -              -      482,334.912      289,422.471    126,878.706
                                    ==============================================================================================
   IICA III                                       -              -              -        2,692.155    1,058,747.561              -
                                    ==============================================================================================
Accumulation unit value:
   IICA I                           $         10.82  $       12.40  $        9.96  $         14.18  $         12.19  $        9.04
                                    ==============================================================================================
   IICA II                                        -              -              -  $          9.35  $          8.87  $        6.71
                                    ==============================================================================================
   IICA III                                       -              -              -  $          8.34  $          5.56              -
                                    ==============================================================================================
Total number of mutual fund shares        1,318,381      5,730,783      1,158,826        1,811,498          946,020      1,163,027
                                    ==============================================================================================
Cost of mutual fund shares          $    22,313,544  $   5,730,783  $  15,029,822  $    39,490,783  $    28,881,703  $   6,754,384
                                    ==============================================================================================

                                                       FIDELITY(R) VIP   FIDELITY(R) VIP                     FIDELITY(R) VIP
                                     FIDELITY(R) VIP      II ASSET             II          FIDELITY(R) VIP    II INVESTMENT
                                        OVERSEAS         MANAGER(SM)      CONTRAFUND(R)     II INDEX  500      GRADE BOND
                                     ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                      $     2,309,062   $     5,091,848   $    22,087,718   $    20,521,307   $       685,531
                                     ---------------------------------------------------------------------------------------
Total assets                               2,309,062         5,091,848        22,087,718        20,521,307           685,531
                                     ---------------------------------------------------------------------------------------
Net assets                           $     2,309,062   $     5,091,848   $    22,087,718   $    20,521,307   $       685,531
                                     =======================================================================================
NET ASSETS
   Accumulation units                $     2,309,062   $     5,091,848   $    22,087,718   $    20,521,307   $       685,531
   Contracts in payout
     (annuitization) period                        -                 -                 -                 -                 -
                                     ---------------------------------------------------------------------------------------
Total net assets                     $     2,309,062   $     5,091,848   $    22,087,718   $    20,521,307   $       685,531
                                     =======================================================================================
Accumulation units outstanding:
   IICA I                                209,026.255       304,706.655     1,144,943.468     1,193,376.064        45,641.184
                                     =======================================================================================
   IICA II                                42,116.131        86,026.015       282,850.571       318,691.707                 -
                                     =======================================================================================
   IICA III                                        -                 -         3,465.144                 -                 -
                                     =======================================================================================
Accumulation unit value:
   IICA I                            $          9.59   $         13.91   $         16.55   $         14.87   $         15.02
                                     =======================================================================================
   IICA II                           $          7.23   $          9.92   $         11.00   $          8.71                 -
                                     =======================================================================================
   IICA III                                        -                 -   $          7.95                 -                 -
                                     =======================================================================================
Total number of mutual fund shares           210,297           399,361         1,220,316           205,377            50,039
                                     =======================================================================================
Cost of mutual fund shares           $     2,855,813   $     5,466,606   $    25,203,387   $    24,728,536   $       630,488
                                     =======================================================================================

                                                                             ING VP
                                         ING VP                             EMERGING        ING VP MONEY
                                        BALANCED         ING VP BOND         MARKETS           MARKET
                                     ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                      $    10,006,023   $    15,105,693   $       164,366   $    35,751,562
                                     ---------------------------------------------------------------------
Total assets                              10,006,023        15,105,693           164,366        35,751,562
                                     ---------------------------------------------------------------------
Net assets                           $    10,006,023   $    15,105,693   $       164,366   $    35,751,562
                                     =====================================================================
NET ASSETS
   Accumulation units                $     9,910,123   $    15,073,734   $       164,366   $    35,748,165
   Contracts in payout
     (annuitization) period                   95,900            31,959                 -             3,397
                                     ---------------------------------------------------------------------
Total net assets                     $    10,006,023   $    15,105,693   $       164,366   $    35,751,562
                                     =====================================================================
Accumulation units outstanding:
   IICA I                                273,826.481       855,015.634        24,716.669     2,039,665.870
                                     =====================================================================
   IICA II                               100,062.090       208,944.921                 -       604,638.842
                                     =====================================================================
   IICA III                              545,331.766                 -                 -       265,122.676
                                     =====================================================================
Accumulation unit value:
   IICA I                            $         15.05   $         14.47   $          6.65   $         12.65
                                     =====================================================================
   IICA II                           $         10.44   $         12.93                 -   $         11.64
                                     =====================================================================
   IICA III                          $          8.70                 -                 -   $         10.97
                                     =====================================================================
Total number of mutual fund shares           932,528         1,116,459            36,771         2,744,757
                                     =====================================================================
Cost of mutual fund shares           $    10,898,491   $    14,794,963   $       211,065   $    35,646,205
                                     =====================================================================

SEE ACCOMPANYING NOTES.

                                                        ING VP        ING VP       ING VP
                                        ING VP        STRATEGIC      STRATEGIC    STRATEGIC    ING JPMORGAN     ING MFS
                                        NATURAL       ALLOCATION    ALLOCATION    ALLOCATION     FLEMING        CAPITAL
                                       RESOURCES       BALANCED       GROWTH        INCOME     INTERNATIONAL  OPPORTUNITIES
                                     --------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                      $     383,006  $     554,459  $    709,784  $  1,560,901  $   1,469,616  $  3,984,148
                                     -------------------------------------------------------------------------------------
Total assets                               383,006        554,459       709,784     1,560,901      1,469,616     3,984,148
                                     -------------------------------------------------------------------------------------
Net assets                           $     383,006  $     554,459  $    709,784  $  1,560,901  $   1,469,616  $  3,984,148
                                     =====================================================================================
NET ASSETS
   Accumulation units                $     383,006  $     554,459  $    709,784  $  1,520,654  $   1,463,666  $  3,958,583
   Contracts in payout
     (annuitization) period                      -              -             -        40,247          5,950        25,565
                                     -------------------------------------------------------------------------------------
 Total net assets                    $     383,006  $     554,459  $    709,784  $  1,560,901  $   1,469,616  $  3,984,148
                                     =====================================================================================
Accumulation units outstanding:
   IICA I                               32,989.281     34,383.304    52,778.613    98,588.075    141,521.493   333,608.603
                                     =====================================================================================
   IICA II                                       -     12,126.235     5,273.567    16,424.791     34,667.642   119,891.035
                                     =====================================================================================
   IICA III                                      -              -             -             -              -             -
                                     =====================================================================================
Accumulation unit value:
   IICA I                            $       11.61  $       12.92  $      12.62  $      13.70  $        8.39  $       8.84
                                     =====================================================================================
   IICA II                                       -  $        9.09  $       8.29  $      10.35  $        7.97  $       8.42
                                     =====================================================================================
   IICA III                                      -              -             -             -              -             -
                                     =====================================================================================
Total number of mutual fund shares          31,601         51,055        65,660       140,749        179,880       210,356
                                     =====================================================================================
Cost of mutual fund shares           $     429,103  $     634,238  $    852,599  $  1,680,050  $   1,750,081  $  5,325,170
                                     =====================================================================================

                                                         ING SALOMON
                                                          BROTHERS        ING T. ROWE         ING VP
                                        ING MFS           AGGRESSIVE      PRICE GROWTH       GROWTH AND          ING VP
                                        RESEARCH           GROWTH            EQUITY            INCOME            GROWTH
                                     ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                      $     7,352,669   $     9,493,600   $    16,326,119   $    10,865,268   $     2,359,199
                                     ---------------------------------------------------------------------------------------
Total assets                               7,352,669         9,493,600        16,326,119        10,865,268         2,359,199
                                     ---------------------------------------------------------------------------------------
Net assets                           $     7,352,669   $     9,493,600   $    16,326,119   $    10,865,268   $     2,359,199
                                     =======================================================================================
NET ASSETS
   Accumulation units                $     7,352,669   $     9,490,246   $    16,224,602   $    10,787,461   $     2,278,499
   Contracts in payout
     (annuitization) period                        -             3,354           101,517            77,807            80,700
                                     ---------------------------------------------------------------------------------------
Total net assets                     $     7,352,669   $     9,493,600   $    16,326,119   $    10,865,268   $     2,359,199
                                     =======================================================================================
Accumulation units outstanding:
   IICA I                                916,120.335     1,301,937.447     1,092,108.032       718,631.484        79,048.065
                                     =======================================================================================
   IICA II                               110,061.074       146,220.243       109,182.895       407,326.447        37,024.704
                                     =======================================================================================
   IICA III                                        -         1,441.040         5,629.161         4,650.100       235,002.273
                                     =======================================================================================
Accumulation unit value:
   IICA I                            $          7.09   $          6.63   $         13.85   $         11.16   $         10.40
                                     =======================================================================================
   IICA II                           $          7.79   $          5.83   $          9.69   $          6.73   $          7.60
                                     =======================================================================================
   IICA III                                        -   $          4.12   $          7.27   $          5.64   $          5.00
                                     =======================================================================================
Total number of mutual fund shares         1,211,313           360,288           470,629           749,329           344,409
                                     =======================================================================================
Cost of mutual fund shares           $     9,656,382   $    12,674,567   $    20,569,328   $    12,642,879   $     3,118,511
                                     =======================================================================================

                                                                                               ING VP
                                      ING VP INDEX      ING VP INDEX      ING VP INDEX      INTERNATIONAL
                                      PLUS LARGECAP     PLUS MIDCAP       PLUS SMALLCAP        EQUITY
                                     ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                      $    10,982,858   $        44,575   $        27,623   $       280,751
                                     ---------------------------------------------------------------------
Total assets                              10,982,858            44,575            27,623           280,751
                                     ---------------------------------------------------------------------
Net assets                           $    10,982,858   $        44,575   $        27,623   $       280,751
                                     =====================================================================
NET ASSETS
   Accumulation units                $    10,857,833   $        44,575   $        27,623   $       280,751
   Contracts in payout
     (annuitization) period                  125,025                 -                 -                 -
                                     ---------------------------------------------------------------------
Total net assets                     $    10,982,858   $        44,575   $        27,623   $       280,751
                                     =====================================================================
Accumulation units outstanding:
   IICA I                                305,208.756                 -                 -        34,132.593
                                     =====================================================================
   IICA II                               139,607.128                 -                 -         4,422.311
                                     =====================================================================
   IICA III                              850,721.885         4,081.975         2,689.660         7,887.919
                                     =====================================================================
Accumulation unit value:
   IICA I                            $         13.49                 -                 -   $          6.20
                                     =====================================================================
   IICA II                           $          9.10                 -                 -   $          6.25
                                     =====================================================================
   IICA III                          $          6.43   $         10.92   $         10.27   $          5.26
                                     =====================================================================
Total number of mutual fund shares         1,012,245             3,758             2,776            48,573
                                     =====================================================================
Cost of mutual fund shares           $    12,824,092   $        49,977   $        32,520   $       341,336
                                     =====================================================================

SEE ACCOMPANYING NOTES.

                                                                                   JANUS ASPEN                  JANUS ASPEN
                                                                                     SERIES       JANUS ASPEN      SERIES
                                     ING VP SMALL      ING VP       ING VP VALUE    AGGRESSIVE      SERIES        FLEXIBLE
                                       COMPANY       TECHNOLOGY     OPPORTUNITY       GROWTH       BALANCED        INCOME
                                    -----------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                     $   8,445,368   $    756,262   $   3,282,248  $   8,360,226  $  17,714,958  $  10,027,461
                                    -----------------------------------------------------------------------------------------
Total assets                            8,445,368        756,262       3,282,248      8,360,226     17,714,958     10,027,461
                                    -----------------------------------------------------------------------------------------
 Net assets                         $   8,445,368   $    756,262   $   3,282,248  $   8,360,226  $  17,714,958  $  10,027,461
                                    =========================================================================================
NET ASSETS
   Accumulation units               $   8,160,557   $    756,262   $   3,282,248  $   8,360,226  $  17,714,958  $  10,027,461
                                    -----------------------------------------------------------------------------------------
   Contracts in payout
    (annuitization) period                284,811              -               -              -              -              -
                                    -----------------------------------------------------------------------------------------
 Total net assets                   $   8,445,368   $    756,262   $   3,282,248  $   8,360,226  $  17,714,958  $  10,027,461
                                    =========================================================================================
Accumulation units outstanding:
   IICA I                             357,091.935    115,373.142     200,434.348    511,821.374    719,489.767    526,127.506
                                    =========================================================================================
   IICA II                             78,471.979     10,727.495      58,977.848     77,571.208    245,427.787    123,060.750
                                    =========================================================================================
   IICA III                           239,998.329    167,311.774       5,005.201    607,918.799      2,722.715              -
                                    =========================================================================================
Accumulation unit value:
   IICA I                           $       14.33   $       2.56   $       13.32  $       10.60  $       20.04  $       16.03
                                    =========================================================================================
   IICA II                          $       10.31   $       2.57   $        9.76  $        8.29  $       13.33  $       12.95
                                    =========================================================================================
   IICA III                         $        9.31   $       2.59   $        7.36  $        3.77  $        9.12              -
                                    =========================================================================================
Total number of mutual fund shares        662,382        284,309         335,952        527,792        860,367        815,241
                                    =========================================================================================
Cost of mutual fund shares          $  10,693,738   $    821,727   $   4,331,016  $   8,428,069  $  19,454,280  $   9,724,996
                                    =========================================================================================

                                                         JANUS ASPEN
                                                           SERIES
                                       JANUS ASPEN        WORLDWIDE      MFS-(R) GLOBAL      MFS(R) TOTAL      OPPENHEIMER
                                      SERIES GROWTH        GROWTH          GOVERNMENTS         RETURN          AGGRESSIVE
                                     ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                      $     9,846,151   $    30,977,705   $     1,134,167   $    17,806,238   $     2,987,302
                                     ---------------------------------------------------------------------------------------
Total assets                               9,846,151        30,977,705         1,134,167        17,806,238         2,987,302
                                     ---------------------------------------------------------------------------------------
Net assets                           $     9,846,151   $    30,977,705   $     1,134,167   $    17,806,238   $     2,987,302
                                     =======================================================================================
NET ASSETS
   Accumulation units                $     9,757,586   $    30,869,168   $     1,134,167   $    17,806,238   $     2,987,302
   Contracts in payout
     (annuitization) period                   88,565           108,537                 -                 -                 -
                                     ---------------------------------------------------------------------------------------
Total net assets                     $     9,846,151   $    30,977,705   $     1,134,167   $    17,806,238   $     2,987,302
                                     =======================================================================================
Accumulation units outstanding:
   IICA I                                649,851.591     1,677,026.367        84,628.344       927,093.753       231,201.290
                                     =======================================================================================
   IICA II                               181,345.187       347,180.701        10,800.774       289,688.419        71,288.068
                                     =======================================================================================
   IICA III                                4,781.290       286,081.367                 -                 -                 -
                                     =======================================================================================
Accumulation unit value:
   IICA I                            $         12.67   $         15.53   $         11.92   $         15.51   $         10.34
                                     =======================================================================================
   IICA II                           $          8.27   $          9.11   $         11.61   $         11.83   $          8.37
                                     =======================================================================================
   IICA III                          $          5.07   $          5.81                 -                 -                 -
                                     =======================================================================================
Total number of mutual fund shares           673,932         1,471,625           107,708         1,038,870           102,200
                                     =======================================================================================
Cost of mutual fund shares           $    12,323,658   $    37,373,716   $     1,086,619   $    19,741,758   $     3,015,309
                                     =======================================================================================

                                                         OPPENHEIMER
                                       OPPENHEIMER       MAIN STREET
                                         GLOBAL           GROWTH &         OPPENHEIMER
                                       SECURITIES          INCOME        STRATEGIC BOND
                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at
     fair value                      $     7,123,532   $     6,276,438   $     5,663,533
                                     ---------------------------------------------------
Total assets                               7,123,532         6,276,438         5,663,533
                                     ---------------------------------------------------
Net assets                           $     7,123,532   $     6,276,438   $     5,663,533
                                     ===================================================
NET ASSETS
   Accumulation units                $     7,123,532   $     6,249,795   $     5,514,268
   Contracts in payout
     (annuitization) period                        -            26,643           149,265
                                     ---------------------------------------------------
Total net assets                     $     7,123,532   $     6,276,438   $     5,663,533
                                     ===================================================
Accumulation units outstanding:
   IICA I                                249,877.159       463,031.326       325,820.456
                                     ===================================================
   IICA II                                52,158.181       201,948.527        63,290.275
                                     ===================================================
   IICA III                              354,018.066                 -        70,628.886
                                     ===================================================
Accumulation unit value:
   IICA I                            $         14.00   $         10.10   $         12.27
                                     ===================================================
   IICA II                           $         11.88   $          7.79   $         11.35
                                     ===================================================
   IICA III                          $          8.49                 -   $         11.30
                                     ===================================================
Total number of mutual fund shares           402,459           409,689         1,239,285
                                     ===================================================
Cost of mutual fund shares           $     8,853,444   $     7,529,485   $     5,416,339
                                     ===================================================

SEE ACCOMPANYING NOTES.

                        ING Insurance Company of America
                           Variable Annuity Account I

                             Statement of Operations

                      For the year ended December 31, 2002

                                                         AIM V.I.
                                                         CAPITAL           AIM V.I.          AIM V.I.         AIM V.I.
                                                       APPRECIATION      CORE EQUITY         GROWTH        PREMIER EQUITY
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                        $             -   $         5,883   $             -   $         5,412
                                                     ---------------------------------------------------------------------
Total investment income                                            -             5,883                 -             5,412

Expenses:
    Mortality and expense risk and other charges                  45            14,019            12,654            13,264
                                                     ---------------------------------------------------------------------
Total expenses                                                    45            14,019            12,654            13,264
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                     (45)           (8,136)          (12,654)           (7,852)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          (26)          (36,781)          (75,362)         (116,519)
Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                                   (26)          (36,781)          (75,362)         (116,519)

Net unrealized appreciation
 (depreciation) of  investments                               (1,184)         (195,246)         (401,634)         (385,267)
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $        (1,255)  $      (240,163)  $      (489,650)  $      (509,638)
                                                     =====================================================================

                                                        FEDERATED
                                                       FUND FOR US         FEDERATED        FEDERATED         FEDERATED
                                                       GOVERNMENT           GROWTH         HIGH INCOME      INTERNATIONAL
                                                       SECURITIES         STRATEGIES          BOND             EQUITY
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                        $       226,464   $             -   $     1,647,694   $             -
                                                     ---------------------------------------------------------------------
Total investment income                                      226,464                 -         1,647,694                 -

Expenses:
    Mortality and expense risk and other charges              92,892           348,407           226,384           228,076
                                                     ---------------------------------------------------------------------
Total expenses                                                92,892           348,407           226,384           228,076
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                 133,572          (348,407)        1,421,310          (228,076)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      158,777           214,646        (3,603,774)         (791,436)
Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                               158,777           214,646        (3,603,774)         (791,436)

Net unrealized appreciation (depreciation) of
 investments                                                 176,033        (8,061,908)        2,171,317        (3,428,096)
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       468,382   $    (8,195,669)  $       (11,147)  $    (4,447,608)
                                                     =====================================================================

                                                         ALGER         ALGER AMERICAN    ALGER AMERICAN       AMERICAN
                                                        AMERICAN          INCOME &          LEVERAGED      CENTURY(R) VP
                                                        BALANCED           GROWTH            ALLCAP           BALANCED
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                        $       16,055    $       13,553    $          156    $        8,381
                                                     --------------------------------------------------------------------
Total investment income                                      16,055            13,553               156             8,381

Expenses:
    Mortality and expense risk and other charges             13,903            28,675            27,851             4,258
                                                     --------------------------------------------------------------------
Total expenses                                               13,903            28,675            27,851             4,258
                                                     --------------------------------------------------------------------
Net investment income (loss)                                  2,152           (15,122)          (27,695)            4,123

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (167,291)       (1,075,121)       (1,410,221)          (51,759)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                             (167,291)       (1,075,121)       (1,410,221)          (51,759)

Net unrealized appreciation
 (depreciation) of investments                               14,994           272,691           576,819            11,777
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $     (150,145)   $     (817,552)   $     (861,097)   $      (35,859)
                                                     ====================================================================

                                                        AMERICAN                            FEDERATED
                                                     CENTURY(R) VP     CALVERT SOCIAL       AMERICAN          FEDERATED
                                                     INTERNATIONAL        BALANCED           LEADERS       EQUITY INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                        $        6,125    $        5,349    $    1,127,776    $      386,506
                                                     --------------------------------------------------------------------
Total investment income                                       6,125             5,349         1,127,776           386,506

Expenses:
    Mortality and expense risk and other charges              9,785             2,577         1,377,288           264,149
                                                     --------------------------------------------------------------------
Total expenses                                                9,785             2,577         1,377,288           264,149
                                                     --------------------------------------------------------------------
Net investment income (loss)                                 (3,660)            2,772          (249,512)          122,357

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (555,765)          (48,023)        2,829,742          (603,167)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                             (555,765)          (48,023)        2,829,742          (603,167)

Net unrealized appreciation (depreciation) of
 investments                                                383,867            14,418       (26,841,421)       (4,271,379)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $     (175,558)   $      (30,833)   $  (24,261,191)   $   (4,752,189)
                                                     ====================================================================

                                                       FEDERATED      FEDERATED      FIDELITY(R) VIP    FIDELITY(R) VIP
                                                      PRIME MONEY      UTILITY        EQUITY-INCOME         GROWTH
                                                     ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                        $     76,684    $    655,580    $       705,355    $        66,297
                                                     ------------------------------------------------------------------
Total investment income                                    76,684         655,580            705,355             66,297

Expenses:
    Mortality and expense risk and other charges           78,239         160,555            550,157            343,258
                                                     ------------------------------------------------------------------
Total expenses                                             78,239         160,555            550,157            343,258
                                                     ------------------------------------------------------------------
Net investment income (loss)                               (1,555)        495,025            155,198           (276,961)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         -      (1,337,582)        (4,523,757)       (13,009,619)
Capital gains distributions                                     -               -            960,067                  -
                                                     ------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                                  -      (1,337,582)        (3,563,690)       (13,009,619)

Net unrealized appreciation (depreciation) of
 investments                                                    -      (2,706,364)        (4,812,493)         3,417,227
                                                     ------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $     (1,555)   $ (3,548,921)   $    (8,220,985)   $    (9,869,353)
                                                     ==================================================================

                                                                                           FIDELITY(R) VIP
                                                     FIDELITY(R) VIP    FIDELITY(R) VIP       II ASSET        FIDELITY(R) VIP
                                                       HIGH INCOME         OVERSEAS          MANAGER(SM)      II CONTRAFUND(R)
                                                     -------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                        $       824,324    $        21,226    $       216,856    $        220,222
                                                     -------------------------------------------------------------------------
Total investment income                                      824,324             21,226            216,856             220,222

Expenses:
    Mortality and expense risk and other charges             100,873             37,963             73,978             352,171
                                                     -------------------------------------------------------------------------
Total expenses                                               100,873             37,963             73,978             352,171
                                                     -------------------------------------------------------------------------
Net investment income (loss)                                 723,451            (16,737)           142,878            (131,949)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                   (3,582,888)        (1,347,416)        (1,038,137)         (4,163,826)
Capital gains distributions                                        -                  -                  -                   -
                                                     -------------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                            (3,582,888)        (1,347,416)        (1,038,137)         (4,163,826)

Net unrealized appreciation (depreciation) of
 investments                                               2,953,552            690,603            263,960           1,461,063
                                                     -------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $        94,115    $      (673,550)   $      (631,299)   $     (2,834,712)
                                                     =========================================================================

SEE ACCOMPANYING NOTES


                                                           FIDELITY(R)   FIDELITY(R) VIP
                                                          VIP II INDEX    II INVESTMENT      ING VP
                                                              500          GRADE BOND       BALANCED       ING VP BOND
                                                         -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                            $     361,715   $       36,052  $       96,875   $    461,307
                                                         -------------------------------------------------------------
Total investment income                                        361,715           36,052          96,875        461,307

Expenses:
    Mortality and expense risk and other charges               350,736           10,885         116,788        172,861
                                                         -------------------------------------------------------------
Total expenses                                                 350,736           10,885         116,788        172,861
                                                         -------------------------------------------------------------
Net investment income (loss)                                    10,979           25,167         (19,913)       288,446

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (3,991,035)          38,402      (1,657,801)       (54,213)
Capital gains distributions                                          -                -               -         55,876
                                                         -------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                              (3,991,035)          38,402      (1,657,801)         1,663

Net unrealized appreciation (depreciation) of
 investments                                                (3,146,582)          (1,182)        519,048        539,362
                                                         -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              $  (7,126,638)  $       62,387  $   (1,158,666)  $    829,471
                                                         =============================================================

                                                                           ING SALOMON
                                                                            BROTHERS       ING T. ROWE       ING VP
                                                            ING MFS        AGGRESSIVE     PRICE GROWTH     GROWTH AND
                                                           RESEARCH          GROWTH          EQUITY          INCOME
                                                         -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                            $      18,972   $            -  $       38,298   $    116,344
                                                         -------------------------------------------------------------
Total investment income                                         18,972                -          38,298        116,344

Expenses:
    Mortality and expense risk and other charges               135,337          194,363         284,212        191,565
                                                         -------------------------------------------------------------
Total expenses                                                 135,337          194,363         284,212        191,565
                                                         -------------------------------------------------------------
Net investment income (loss)                                  (116,365)        (194,363)       (245,914)       (75,221)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (7,693,651)      (2,876,746)     (8,151,651)    (2,779,794)
Capital gains distributions                                          -                -               -              -
                                                         -------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                              (7,693,651)      (2,876,746)     (8,151,651)    (2,779,794)

Net unrealized appreciation (depreciation) of
 investments                                                 4,795,711       (3,540,812)      2,355,089     (1,348,383)
                                                         -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              $  (3,014,305)  $   (6,611,921) $   (6,042,476)  $ (4,203,398)
                                                         =============================================================

                                                                                                           ING VP        ING VP
                                                            ING VP                         ING VP         STRATEGIC     STRATEGIC
                                                           EMERGING      ING VP MONEY      NATURAL       ALLOCATION     ALLOCATION
                                                            MARKETS         MARKET        RESOURCES       BALANCED        GROWTH
                                                        ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                           $           -   $    1,247,603  $          802   $    14,707   $     17,486
                                                        ---------------------------------------------------------------------------
Total investment income                                             -        1,247,603             802        14,707         17,486

Expenses:
    Mortality and expense risk and other charges                3,677          473,597           6,403         8,234         12,802
                                                        ---------------------------------------------------------------------------
Total expenses                                                  3,677          473,597           6,403         8,234         12,802
                                                        ---------------------------------------------------------------------------
Net investment income (loss)                                   (3,677)         774,006          (5,601)        6,473          4,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (104,559)        (721,051)        (13,389)      (53,479)      (145,586)
Capital gains distributions                                         -                -               -             -              -
                                                        ---------------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                               (104,559)        (721,051)        (13,389)      (53,479)     (145,586)

Net unrealized appreciation (depreciation) of
 investments                                                   83,418           30,118           1,280       (22,405)      (15,406)
                                                        ---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                             $     (24,818)  $       83,073  $      (17,710)  $   (69,411)  $   (156,308)
                                                        ===========================================================================

                                                              ING VP           ING
                                                           STRATEGIC        JPMORGAN        ING MFS
                                                           ALLOCATION        FLEMING        CAPITAL
                                                             INCOME       INTERNATIONAL  OPPORTUNITIES
                                                         ----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                            $      49,085   $        9,126  $            -
                                                         ----------------------------------------------
Total investment income                                         49,085            9,126               -

Expenses:
    Mortality and expense risk and other charges                23,536           19,698          61,551
                                                         ----------------------------------------------
Total expenses                                                  23,536           19,698          61,551
                                                         ----------------------------------------------
Net investment income (loss)                                    25,549          (10,572)        (61,551)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         65,259         (692,553)     (3,730,895)
Capital gains distributions                                          -                -               -
                                                         ----------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                                  65,259         (692,553)     (3,730,895)

Net unrealized appreciation (depreciation) of
 investments                                                  (163,446)         378,911       2,007,266
                                                         ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              $     (72,638)  $     (324,214) $   (1,785,180)
                                                         ==============================================

                                                                                                                        ING VP
                                                           ING VP        ING VP INDEX  ING VP INDEX    ING VP INDEX  INTERNATIONAL
                                                           GROWTH       PLUS LARGECAP  PLUS MIDCAP     PLUS SMALLCAP    EQUITY
                                                       ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                          $           -   $       25,794  $          169  $         41  $         739
                                                       ---------------------------------------------------------------------------
Total investment income                                            -           25,794             169            41            739

Expenses:
    Mortality and expense risk and other charges              35,653          133,434             458           303          4,221
                                                       ---------------------------------------------------------------------------
Net investment income (loss)                                  35,653          133,434             458           303          4,221
                                                       ---------------------------------------------------------------------------
                                                             (35,653)        (107,640)           (289)         (262)        (3,482)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                   (1,203,141)      (2,556,111)            (38)          (22)       (41,921)
Capital gains distributions                                        -                -               -           328              -
                                                       ---------------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                            (1,203,141)      (2,556,111)            (38)          306        (41,921)

Net unrealized appreciation (depreciation) of
 investments                                                 176,887         (125,837)         (6,121)       (4,600)       (57,966)
                                                       ---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                            $  (1,061,907)  $   (2,789,588) $       (6,448) $     (4,556) $    (103,369)
                                                       ===========================================================================

                                                         ING VP SMALL      ING VP         ING VP VALUE
                                                            COMPANY      TECHNOLOGY       OPPORTUNITY
                                                         ----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                            $     56,150  $            -    $       24,774
                                                         ----------------------------------------------
                                                               56,150               -            24,774
Total investment income
Expenses:
    Mortality and expense risk and other charges              141,801          12,700            75,610
                                                         -----------------------------------------------
Total expenses                                                141,801          12,700            75,610
                                                         -----------------------------------------------
Net investment income (loss)                                  (85,651)        (12,700)          (50,836)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (691,721)       (583,312)       (1,422,777)
Capital gains distributions                                         -               -                 -
                                                         -----------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                               (691,721)       (583,312)       (1,422,777)

Net unrealized appreciation (depreciation) of
 investments                                               (2,534,486)        (80,644)         (379,958)
                                                         -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              $ (3,311,858) $     (676,656)   $   (1,853,571)
                                                         ===============================================

SEE ACCOMPANYING NOTES.

                                                          JANUS ASPEN
                                                             SERIES          JANUS ASPEN     JANUS ASPEN
                                                           AGGRESSIVE          SERIES      SERIES FLEXIBLE     JANUS ASPEN
                                                             GROWTH           BALANCED         INCOME         SERIES GROWTH
                                                         -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                            $            -      $   444,094   $       372,814   $             -
                                                         -------------------------------------------------------------------
Total investment income                                               -          444,094           372,814                 -

Expenses:
    Mortality and expense risk and other charges                133,288          255,938           109,858           191,675
                                                         -------------------------------------------------------------------
Total expenses                                                  133,288          255,938           109,858           191,675
                                                         -------------------------------------------------------------------
Net investment income (loss)                                   (133,288)         188,156           262,956          (191,675)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (3,913,116)      (1,416,806)          163,679        (5,712,031)
Capital gains distributions                                           -                -                -                  -
                                                         -------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                               (3,913,116)      (1,416,806)          163,679        (5,712,031)

Net unrealized appreciation (depreciation) of
 investments                                                    231,916         (245,426)          273,121         1,368,438
                                                         -------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              $   (3,814,488)     $(1,474,076)  $       699,756   $    (4,535,268)
                                                         ===================================================================

                                                          JANUS ASPEN
                                                             SERIES                                            OPPENHEIMER
                                                           WORLDWIDE       MFS(R) GLOBAL     MFS(R) TOTAL       AGGRESSIVE
                                                             GROWTH         GOVERNMENTS         RETURN            GROWTH
                                                         -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                            $      355,295    $      21,759   $       353,556   $        29,249
                                                         -------------------------------------------------------------------
Total investment income                                         355,295           21,759           353,556            29,249

Expenses:
    Mortality and expense risk and other charges                580,615           10,914           274,719            57,313
                                                         -------------------------------------------------------------------
Total expenses                                                  580,615           10,914           274,719            57,313
                                                         -------------------------------------------------------------------
Net investment income (loss)                                   (225,320)          10,845            78,837           (28,064)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (22,399,939)           2,950           220,468        (1,362,443)
Capital gains distributions                                           -                -           280,313                 -
                                                         -------------------------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                              (22,399,939)           2,950           500,781        (1,362,443)

Net unrealized appreciation (depreciation) of
 investments                                                  9,385,638           44,948        (2,053,031)         (187,985)
                                                         -------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              $  (13,239,621)   $      58,743   $    (1,473,413)  $    (1,578,492)
                                                         ===================================================================

                                                                            OPPENHEIMER
                                                           OPPENHEIMER      MAIN STREET
                                                              GLOBAL          GROWTH         OPPENHEIMER
                                                           SECURITITES        INCOME       STRATEGIC BOND
                                                         -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                            $       32,396    $      60,403   $       308,653
                                                         -------------------------------------------------
Total investment income                                          32,396           60,403           308,653

Expenses:
    Mortality and expense risk and other charges                 86,770          105,959            63,199
                                                         -------------------------------------------------
Total expenses                                                   86,770          105,959            63,199
                                                         -------------------------------------------------
Net investment income (loss)                                    (54,374)         (45,556)          245,454

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (503,903)      (1,859,687)         (172,062)
Capital gains distributions                                           -                -                 -
                                                         -------------------------------------------------
Total realized gain (loss) and capital gains
 distributions                                                 (503,903)      (1,859,687)         (172,062)

Net unrealized appreciation (depreciation) of
 investments                                                 (1,352,931)         206,524           227,698
                                                         -------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              $   (1,911,208)   $  (1,698,719)  $       301,090
                                                         =================================================

SEE ACCOMPANYING NOTES.

                        ING Insurance Company of America
                           Variable Annuity Account I

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                            AIM V.I.                                             AIM V.I.
                                                            CAPITAL        AIM V.I. CORE       AIM V.I.          PREMIER
                                                          APPRECIATION         EQUITY          GROWTH            EQUITY
                                                         -------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $          738    $       1,422   $       139,540   $         2,234

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     255           (6,940)           (8,187)           20,159
   Net realized gain (loss) on investments and capital
    gains distributions                                              (5)         (19,808)          (52,739)           (6,379)
   Net unrealized appreciation (depreciation) of
    investments                                                    (587)         (62,211)         (286,908)          (47,910)
                                                         -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (337)         (88,959)         (347,834)          (34,130)

Changes from principal transactions:
   Total unit transactions                                        3,149        1,368,108         1,670,835         1,288,745
                                                          ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal           3,149        1,368,108         1,670,835         1,288,745
    transactions
                                                         -------------------------------------------------------------------
Total increase (decrease)                                         2,812        1,279,149         1,323,001         1,254,615
                                                         -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                   3,550        1,280,571         1,462,541         1,256,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (45)          (8,136)          (12,654)           (7,852)
   Net realized gain (loss) on investments and capital
    gains distributions                                             (26)         (36,781)          (75,362)         (116,519)
   Net unrealized appreciation (depreciation) of
    investments                                                  (1,184)        (195,246)         (401,634)         (385,267)
                                                         -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from          (1,255)        (240,163)         (489,650)         (509,638)
    operations

Changes from principal transactions:
   Total unit transactions                                        3,421          584,537           197,010           626,695
                                                         -------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
    transactions                                                  3,421          584,537           197,010           626,695
                                                         -------------------------------------------------------------------
Total increase (decrease)                                         2,166          344,374          (292,640)          117,057
                                                         -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $        5,716    $   1,624,945   $     1,169,901   $     1,373,906
                                                         ===================================================================

                                                                          ALGER         ALGER
                                                             ALGER       AMERICAN     AMERICAN      AMERICAN       AMERICAN
                                                            AMERICAN     INCOME &     LEVERAGED   CENTURY(R) VP  CENTURY(R) VP
                                                            BALANCED      GROWTH       ALLCAP       BALANCED     INTERNATIONAL
                                                         ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $  1,537,588  $  4,314,521  $ 3,803,432  $     382,959  $   1,882,355

INCREASE (DECREASE) IN NET ASSETS
Operations:

   Net investment income (loss)                                26,055       221,361       68,267         17,426        131,790
   Net realized gain (loss) on investments and capital
    gains distributions                                       (13,395)     (195,125)    (254,978)        (3,700)      (147,781)
   Net unrealized appreciation (depreciation) of
    investments                                               (61,204)     (700,545)    (481,231)       (32,076)      (510,361)
                                                         ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                                (48,544)     (674,309)    (667,942)       (18,350)      (526,352)

Changes from principal transactions:

   Total unit transactions                                   (175,509)     (635,886)    (464,730)       (28,358)      (377,285)
                                                         ---------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
    transactions                                             (175,509)     (635,886)    (464,730)       (28,358)      (377,285)
                                                         ---------------------------------------------------------------------
Total increase (decrease)                                    (224,053)   (1,310,195)  (1,132,672)       (46,708)      (903,637)
                                                         ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                             1,313,535     3,004,326    2,670,760        336,251        978,718

INCREASE (DECREASE) IN NET ASSETS
Operations:

   Net investment income (loss)                                 2,152       (15,122)     (27,695)         4,123         (3,660)
   Net realized gain (loss) on investments and capital
    gains distributions                                      (167,291)   (1,075,121)  (1,410,221)       (51,759)      (555,765)
   Net unrealized appreciation (depreciation) of
    investments                                                14,994       272,691      576,819         11,777        383,867
                                                         ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                               (150,145)     (817,552)    (861,097)       (35,859)      (175,558)

Changes from principal transactions:

   Total unit transactions                                   (413,557)     (707,598)    (353,598)       (23,846)      (325,735)
                                                         ---------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
    transactions                                             (413,557)     (707,598)    (353,598)       (23,846)      (325,735)
                                                         ---------------------------------------------------------------------
Total increase (decrease)                                    (563,702)   (1,525,150)  (1,214,695)       (59,705)      (501,293)
                                                         ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $    749,833  $  1,479,176  $ 1,456,065  $     276,546  $     477,425
                                                         =====================================================================


                                                                                                      FEDERATED
                                                           CALVERT        FEDERATED     FEDERATED    FUND FOR US
                                                            SOCIAL        AMERICAN       EQUITY       GOVERNMENT
                                                           BALANCED        LEADERS       INCOME      SECURITIES
                                                         --------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $    219,625  $134,796,147  $  28,257,521  $  5 ,207,916

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 9,563       770,344        149,069        125,933
   Net realized gain (loss) on investments and capital
    gains distributions                                       (11,031)    3,849,541        186,364        (41,195)
   Net unrealized appreciation (depreciation) of
    investments                                               (18,886)  (11,943,515)    (3,802,146)       110,606
                                                         --------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                                (20,354)   (7,323,630)    (3,466,713)       277,734

Changes from principal transactions:
   Total unit transactions                                     22,955    (9,718,691)    (1,891,633)       264,233
                                                         --------------------------------------------------------
   Increase (decrease) in assets derived from principal
    transactions                                               22,955    (9,718,69      (1,891,633)       264,233
                                                         --------------------------------------------------------
Total increase (decrease)                                       2,601   (17,042,321)    (5,358,346)       541,967
                                                         --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               222,226   117,753,826     22,899,175      5,749,883

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 2,772      (249,512)       122,357        133,572
   Net realized gain (loss) on investments and capital
    gains distributions                                       (48,023)    2,829,742       (603,167)      (158,777)
   Net unrealized appreciation (depreciation) of
    investments                                                14,418   (26,841,421)    (4,271,379)       176,033
                                                         --------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                                (30,833)  (24,261,19      (4,752,189)       468,382

Changes from principal transactions:
   Total unit transactions                                     (9,394)  (15,193,024)    (2,978,920)     1,403,759
                                                         --------------------------------------------------------
   Increase (decrease) in assets derived from principal
    transactions                                               (9,394)  (15,193,024)    (2,978,920)     1,403,759
                                                         --------------------------------------------------------
Total increase (decrease)                                     (40,227)  (39,454,215)    (7,731,109)     1,872,141
                                                         --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $    181,999  $ 78,299,611  $  15,168,066  $   7,622,024
                                                         ========================================================

SEE ACCOMPANYING NOTES

                                                   FEDERATED          FEDERATED          FEDERATED
                                                    GROWTH           HIGH INCOME       INTERNATIONAL        FEDERATED
                                                  STRATEGIES            BOND               EQUITY          PRIME MONEY
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    47,247,905    $    19,988,456    $    34,740,558    $     4,158,587

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         122,335          1,770,192          3,234,058            110,251
   Net realized gain (loss) on investments
       and capital gains distributions                2,053,742           (928,501)           963,385                  -
   Net unrealized appreciation (depreciation)
       of investments                               (13,015,925)          (826,402)       (14,227,611)                 -
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
       resulting from operations                    (10,839,848)            15,289        (10,030,168)           110,251

Changes from principal transactions:
   Total unit transactions                           (4,303,637)        (2,048,312)        (4,250,179)           906,033
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
       principal transactions                        (4,303,637)        (2,048,312)        (4,250,179)           906,033
                                                ------------------------------------------------------------------------
Total increase (decrease)                           (15,143,485)        (2,033,023)       (14,280,347)         1,016,284
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      32,104,420         17,955,433         20,460,211          5,174,871

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (348,407)         1,421,310           (228,076)            (1,555)
   Net realized gain (loss) on investments
       and capital gains distributions                  214,646         (3,603,774)          (791,436)                 -
   Net unrealized appreciation (depreciation)
       of investments                                (8,061,908)         2,171,317         (3,428,096)                 -
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
       resulting from operations                     (8,195,669)           (11,147)        (4,447,608)            (1,555)

Changes from principal transactions:
   Total unit transactions                           (6,323,500)        (3,531,366)        (4,424,035)           557,467
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived
       from principal transactions                   (6,323,500)        (3,531,366)        (4,424,035)           557,467
                                                ------------------------------------------------------------------------
Total increase (decrease)                           (14,519,169)        (3,542,513)        (8,871,643)           555,912
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    17,585,251    $    14,412,920    $    11,588,568    $     5,730,783
                                                ========================================================================

                                                                                                           FIDELITY(R)
                                                   FEDERATED        FIDELITY(R) VIP   FIDELITY(R) VIP        VIP HIGH
                                                    UTILITY         EQUITY-INCOME         GROWTH             INCOME
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    20,076,496    $    49,034,119    $    39,716,502    $    10,693,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         370,905            280,773            799,281          2,417,398
   Net realized gain (loss) on investments
      and capital gains distributions                    68,915           (108,462)        (1,828,508)          (840,605)
   Net unrealized appreciation (depreciation)
      of investments                                 (3,242,188)          (537,797)        (4,035,589)        (4,968,974)
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      (2,802,368)          (365,486)        (5,064,816)        (3,392,181)

Changes from principal transactions:
   Total unit transactions                           (2,280,808)        (3,159,323)        (2,887,795)           678,108
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                         (2,280,808)        (3,159,323)        (2,887,795)           678,108
                                                ------------------------------------------------------------------------
Total increase (decrease)                            (5,083,176)        (3,524,809)        (7,952,611)        (2,714,073)
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      14,993,320         45,509,310         31,763,891          7,979,452

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         495,025            155,198           (276,961)           723,451
   Net realized gain (loss) on investments
      and capital gains distributions                (1,337,582)        (3,563,690)       (13,009,619)        (3,582,888)
   Net unrealized appreciation (depreciation)
      of investments                                 (2,706,364)        (4,812,493)         3,417,227          2,953,552
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      (3,548,921)        (8,220,985)        (9,869,353)            94,115

Changes from principal transactions:
   Total unit transactions                           (2,730,028)        (4,391,516)           280,165         (1,176,818)
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                         (2,730,028)        (4,391,516)           280,165         (1,176,818)
                                                ------------------------------------------------------------------------
Total increase (decrease)                            (6,278,949)       (12,612,501)        (9,589,188)        (1,082,703)
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $     8,714,371    $    32,896,809    $    22,174,703    $     6,896,749
                                                ========================================================================

                                                                     FIDELITY(R)        FIDELITY(R)
                                                  FIDELITY(R)       VIP II ASSET          VIP II
                                                 VIP OVERSEAS          MANAGER         CONTRAFUND(R)
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $     4,168,293    $     6,672,122    $    38,834,432

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       2,164,076          1,471,292            (52,675)
   Net realized gain (loss) on investments
      and capital gains distributions                (3,438,332)        (1,723,810)        (5,750,818)
   Net unrealized appreciation (depreciation)
      of investments                                 (6,569,557)        (1,480,578)           543,663
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      (7,843,813)        (1,733,096)        (5,259,830)

Changes from principal transactions:
   Total unit transactions                            6,509,578          1,207,737         (5,442,870)
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                          6,509,578          1,207,737         (5,442,870)
                                                -----------------------------------------------------
Total increase (decrease)                            (1,334,235)          (525,359)       (10,702,700)
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       2,834,058          6,146,763         28,131,732

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (16,737)           142,878           (131,949)
   Net realized gain (loss) on investments
      and capital gains distributions                (1,347,416)        (1,038,137)        (4,163,826)
   Net unrealized appreciation (depreciation)
      of investments                                    690,603            263,960          1,461,063
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        (673,550)          (631,299)        (2,834,712)

Changes from principal transactions:
   Total unit transactions                              148,554           (423,616)        (3,209,302)
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                            148,554           (423,616)        (3,209,302)
                                                -----------------------------------------------------
Total increase (decrease)                              (524,996)        (1,054,915)        (6,044,014)
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $     2,309,062    $     5,091,848    $    22,087,718
                                                =====================================================

                                                                     FIDELITY(R)
                                                  FIDELITY(R)          VIP II
                                                 VIP II INDEX        INVESTMENT
                                                      500            GRADE BOND
                                                ----------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    44,132,683    $       963,273

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          38,881            447,259
   Net realized gain (loss) on investments
      and capital gains distributions                     3,476           (234,109)
   Net unrealized appreciation (depreciation)
      of investments                                     21,030         (1,100,089)
                                                ----------------------------------
   Net increase (decrease) in net assets
      resulting from operations                          63,387           (886,939)

Changes from principal transactions:
   Total unit transactions                          (11,605,061)           842,489
                                                ----------------------------------
   Increase (decrease) in assets derived from
      principal transactions                        (11,605,061)           842,489
                                                ----------------------------------
Total increase (decrease)                           (11,541,674)           (44,450)
                                                ----------------------------------
NET ASSETS AT DECEMBER 31, 2001                      32,591,009            918,823

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          10,979             25,167
   Net realized gain (loss) on investments
      and capital gains distributions                (3,991,035)            38,402
   Net unrealized appreciation (depreciation)
      of investments                                 (3,146,582)            (1,182)
                                                ----------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      (7,126,638)            62,387

Changes from principal transactions:
   Total unit transactions                           (4,943,064)          (295,679)
                                                ----------------------------------
   Increase (decrease) in assets derived from
      principal transactions                         (4,943,064)          (295,679)
                                                ----------------------------------
Total increase (decrease)                           (12,069,702)          (233,292)
                                                ----------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    20,521,307    $       685,531
                                                ==================================

SEE ACCOMPANYING NOTES.

                                                                                                   ING VP
                                                              ING VP                              EMERGING         ING VP MONEY
                                                             BALANCED         ING VP BOND          MARKETS            MARKET
                                                         ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $     7,942,351    $     7,032,827    $       446,071    $    29,041,019

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                   431,458            455,270             76,899            922,268
  Net realized gain (loss) on investments and capital
    gains distributions                                         (325,627)           306,101            (44,542)           (60,725)
  Net unrealized appreciation (depreciation) of
    investments                                                 (504,543)          (204,722)           (88,024)           (78,503)
                                                         ------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                  (398,712)           556,649            (55,667)           783,040

Changes from principal transactions:
  Total unit transactions                                      2,210,903          2,784,679            (77,181)         6,940,132
                                                         ------------------------------------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                               2,210,903          2,784,679            (77,181)         6,940,132
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                      1,812,191          3,341,328           (132,848)         7,723,172
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                9,754,542         10,374,155            313,223         36,764,191

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                   (19,913)           288,446             (3,677)           774,006
  Net realized gain (loss) on investments and capital
    gains distributions                                       (1,657,801)             1,663           (104,559)          (721,051)
  Net unrealized appreciation (depreciation) of
    investments                                                  519,048            539,362             83,418             30,118
                                                         ------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                (1,158,666)           829,471            (24,818)            83,073

Changes from principal transactions:
  Total unit transactions                                      1,410,147          3,902,067           (124,039)        (1,095,702)
                                                         ------------------------------------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                               1,410,147          3,902,067           (124,039)        (1,095,702)
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                        251,481          4,731,538           (148,857)        (1,012,629)
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $    10,006,023    $    15,105,693    $       164,366    $    35,751,562
                                                         ========================================================================

                                                                                 ING VP             ING VP             ING VP
                                                              ING VP            STRATEGIC          STRATEGIC          STRATEGIC
                                                             NATURAL           ALLOCATION         ALLOCATION         ALLOCATION
                                                            RESOURCES           BALANCED            GROWTH             INCOME
                                                         ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $       742,126    $       800,740    $     1,318,769    $     1,581,031

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (8,609)            10,240              2,781             42,778
   Net realized gain (loss) on investments and capital
     gains distributions                                          (9,401)           (20,804)           (28,736)          (105,035)
   Net unrealized appreciation (depreciation) of
     investments                                                (107,250)           (60,912)          (132,748)            19,859
                                                         ------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                 (125,260)           (71,476)          (158,703)           (42,398)

Changes from principal transactions:
   Total unit transactions                                      (110,425)           (54,460)          (246,395)           509,691
                                                         ------------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                               (110,425)           (54,460)          (246,395)           509,691
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                       (235,685)          (125,936)          (405,098)           467,293
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                  506,441            674,804            913,671          2,048,324

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (5,601)             6,473              4,684             25,549
   Net realized gain (loss) on investments and capital
     gains distributions                                         (13,389)           (53,479)          (145,586)            65,259
   Net unrealized appreciation (depreciation) of
     investments                                                   1,280            (22,405)           (15,406)          (163,446)
                                                         ------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (17,710)           (69,411)          (156,308)           (72,638)

Changes from principal transactions:
   Total unit transactions                                      (105,725)           (50,934)           (47,579)          (414,785)
                                                         ------------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                               (105,725)           (50,934)           (47,579)          (414,785)
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                       (123,435)          (120,345)          (203,887)          (487,423)
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $       383,006    $       554,459    $       709,784    $     1,560,901
                                                         ========================================================================

                                                               ING                                                  ING SALOMON
                                                            JPMORGAN            ING MFS                              BROTHERS
                                                             FLEMING            CAPITAL             ING MFS         AGGRESSIVE
                                                          INTERNATIONAL      OPPORTUNITIES         RESEARCH           GROWTH
                                                         ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $     1,602,904    $    11,714,301    $    19,399,098    $    32,921,297

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  353,626          1,341,747          3,148,829          1,353,651
   Net realized gain (loss) on investments and capital
     gains distributions                                        (145,111)        (1,736,689)        (2,006,259)       (15,934,978)
   Net unrealized appreciation (depreciation) of
     investments                                                (685,341)        (2,382,036)        (5,364,282)         5,464,885
                                                         ------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations
                                                                (476,826)        (2,776,978)        (4,221,712)        (9,116,442)
Changes from principal transactions:
   Total unit transactions                                       329,773         (3,120,381)        (2,459,787)        (3,466,847)
                                                         ------------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                329,773         (3,120,381)        (2,459,787)        (3,466,847)
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                       (147,053)        (5,897,359)        (6,681,499)       (12,583,289)
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                1,455,851          5,816,942         12,717,599         20,338,008

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (10,572)           (61,551)          (116,365)          (194,363)
   Net realized gain (loss) on investments and capital
     gains distributions                                        (692,553)        (3,730,895)        (7,693,651)        (2,876,746)
   Net unrealized appreciation (depreciation) of
     investments                                                 378,911          2,007,266          4,795,711         (3,540,812)
                                                         ------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                 (324,214)        (1,785,180)        (3,014,305)        (6,611,921)

Changes from principal transactions:
   Total unit transactions                                       337,979            (47,614)        (2,350,625)        (4,232,487)
                                                         ------------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                337,979            (47,614)        (2,350,625)        (4,232,487)
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                         13,765         (1,832,794)        (5,364,930)       (10,844,408)
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $     1,469,616    $     3,984,148    $     7,352,669    $     9,493,600
                                                         ========================================================================

                                                                            ING T. ROWE
                                                                            PRICE GROWTH
                                                                              EQUITY
                                                                          ---------------
NET ASSETS AT JANUARY 1, 2001                                             $    33,378,798

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                 4,166,817
   Net realized gain (loss) on investments and capital gains
     distributions                                                             (2,707,060)
   Net unrealized appreciation (depreciation) of investments                   (5,579,491)
                                                                          ---------------
   Net increase (decrease) in net assets resulting from operations             (4,119,734)

Changes from principal transactions:
   Total unit transactions                                                     (3,812,503)
                                                                          ---------------
   Increase (decrease) in assets derived from principal transactions           (3,812,503)
                                                                          ---------------
Total increase (decrease)                                                      (7,932,237)
                                                                          ---------------
NET ASSETS AT DECEMBER 31, 2001                                                25,446,561

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                  (245,914)
   Net realized gain (loss) on investments and capital gains
     distributions                                                             (8,151,651)
   Net unrealized appreciation (depreciation) of investments                    2,355,089
                                                                          ---------------
   Net increase (decrease) in net assets resulting from operations             (6,042,476)

Changes from principal transactions:
   Total unit transactions                                                     (3,077,966)
                                                                          ---------------
   Increase (decrease) in assets derived from principal transactions           (3,077,966)
                                                                          ---------------
Total increase (decrease)                                                      (9,120,442)
                                                                          ---------------
NET ASSETS AT DECEMBER 31, 2002                                           $    16,326,119
                                                                          ===============

SEE ACCOMPANYING NOTES.

                                                              ING VP
                                                            GROWTH AND       ING VP        ING VP INDEX    ING VP INDEX
                                                              INCOME         GROWTH       PLUS LARGECAP     PLUS MIDCAP
                                                           ------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                              $ 23,994,516    $  6,861,594    $ 12,035,455    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income (loss)                               (152,008)        499,617         395,791           1,463
    Net realized gain (loss) on investments and capital
      gains distributions                                    (6,940,119)     (1,913,936)     (2,383,011)            (12)
    Net unrealized appreciation (depreciation) of
      investments                                             2,419,603        (105,085)       (243,263)            719
                                                           ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                             (4,672,524)     (1,519,404)     (2,230,483)          2,170

Changes from principal transactions:
    Total unit transactions                                  (2,127,283)     (1,704,322)      1,670,708          36,566
                                                           ------------------------------------------------------------
    Increase (decrease) in assets derived from principal
      transactions                                           (2,127,283)     (1,704,322)      1,670,708          36,566
                                                           ------------------------------------------------------------
Total increase (decrease)                                    (6,799,807)     (3,223,726)       (559,775)         38,736
                                                           ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              17,194,709       3,637,868      11,475,680          38,736

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income (loss)                                (75,221)        (35,653)       (107,640)           (289)
    Net realized gain (loss) on investments and capital
      gains distributions                                    (2,779,794)     (1,203,141)     (2,556,111)            (38)
    Net unrealized appreciation (depreciation) of
      investments                                            (1,348,383)        176,887        (125,837)         (6,121)
                                                           ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                             (4,203,398)     (1,061,907)     (2,789,588)         (6,448)

Changes from principal transactions:
    Total unit transactions                                  (2,126,043)       (216,762)      2,296,766          12,287
                                                           ------------------------------------------------------------
    Increase (decrease) in assets derived from principal
      transactions                                           (2,126,043)       (216,762)      2,296,766          12,287
                                                           ------------------------------------------------------------
Total increase (decrease)                                    (6,329,441)     (1,278,669)       (492,822)          5,839
                                                           ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $ 10,865,268    $  2,359,199    $ 10,982,858    $     44,575
                                                           ============================================================


                                                                      ING VP
                                                 ING VP INDEX      INTERNATIONAL     ING VP SMALL
                                                 PLUS SMALLCAP        EQUITY           COMPANY
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -   $       676,029   $     8,152,300

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                            1,400            (5,894)          170,112
  Net realized gain (loss) on investments
    and capital gains distributions                         (15)         (276,677)         (198,726)
  Net unrealized appreciation (depreciation)
    of investments                                         (298)          139,001           115,344
                                                ---------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                             1,087          (143,570)           86,730

Changes from principal transactions:
  Total unit transactions                                30,508          (149,455)          807,577
                                                ---------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                               30,508          (149,455)          807,577
                                                ---------------------------------------------------
Total increase (decrease)                                31,595          (293,025)          894,307
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          31,595           383,004         9,046,607

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                             (262)           (3,482)          (85,651)
  Net realized gain (loss) on investments
    and capital gains distributions                         306           (41,921)         (691,721)
  Net unrealized appreciation (depreciation)
    of investments                                       (4,600)          (57,966)       (2,534,486)
                                                ---------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                            (4,556)         (103,369)       (3,311,858)

Changes from principal transactions:
  Total unit transactions                                   584             1,116         2,710,619
                                                ---------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                                  584             1,116         2,710,619
                                                ---------------------------------------------------
Total increase (decrease)                                (3,972)         (102,253)         (601,239)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $        27,623   $       280,751   $     8,445,368
                                                ===================================================

                                                                                      JANUS ASPEN
                                                                                        SERIES
                                                     ING VP         ING VP VALUE      AGGRESSIVE
                                                   TECHNOLOGY       OPPORTUNITY         GROWTH
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $       237,928   $     6,819,785   $    25,895,213

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                           (8,803)          273,511          (234,019)
  Net realized gain (loss) on investments
    and capital gains distributions                    (307,636)         (572,659)      (15,269,690)
  Net unrealized appreciation (depreciation)
    of investments                                       98,632          (768,093)        5,877,265
                                                ---------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                          (217,807)       (1,067,241)       (9,626,444)

Changes from principal transactions:
  Total unit transactions                               714,957           965,394        (2,622,177)
                                                ---------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                              714,957           965,394        (2,622,177)
                                                ---------------------------------------------------
Total increase (decrease)                               497,150          (101,847)      (12,248,621)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                         735,078         6,717,938        13,646,592

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                          (12,700)          (50,836)         (133,288)
  Net realized gain (loss) on investments
    and capital gains distributions                    (583,312)       (1,422,777)       (3,913,116)
  Net unrealized appreciation (depreciation)
    of investments                                      (80,644)         (379,958)          231,916
                                                ---------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                          (676,656)       (1,853,571)       (3,814,488)

Changes from principal transactions:
  Total unit transactions                               697,840        (1,582,119)       (1,471,878)
                                                ---------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                              697,840        (1,582,119)       (1,471,878)
                                                ---------------------------------------------------
Total increase (decrease)                                21,184        (3,435,690)       (5,286,366)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $       756,262   $     3,282,248   $     8,360,226
                                                ===================================================


                                                  JANUS ASPEN       JANUS ASPEN
                                                     SERIES       SERIES FLEXIBLE     JANUS ASPEN
                                                    BALANCED          INCOME         SERIES GROWTH
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    23,239,919   $     4,665,808   $    31,014,492

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                          251,511           261,592          (285,008)
  Net realized gain (loss) on investments
    and capital gains distributions                    (353,096)           61,731        (8,065,140)
  Net unrealized appreciation (depreciation)
    of investments                                   (1,313,100)          (21,694)            5,722
                                                ---------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                        (1,414,685)          301,629        (8,344,426)

Changes from principal transactions:
  Total unit transactions                            (2,188,863)        2,311,603        (3,483,471)
                                                ---------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                           (2,188,863)        2,311,603        (3,483,471)
                                                ---------------------------------------------------
Total increase (decrease)                            (3,603,548)        2,613,232       (11,827,897)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      19,636,371         7,279,040        19,186,595

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                          188,156           262,956          (191,675)
  Net realized gain (loss) on investments
    and capital gains distributions                  (1,416,806)          163,679        (5,712,031)
  Net unrealized appreciation (depreciation)
    of investments                                     (245,426)          273,121         1,368,438
                                                ---------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                        (1,474,076)          699,756        (4,535,268)

Changes from principal transactions:
  Total unit transactions                              (447,337)        2,048,665        (4,805,176)
                                                ---------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                             (447,337)        2,048,665        (4,805,176)
                                                ---------------------------------------------------
Total increase (decrease)                            (1,921,413)        2,748,421        (9,340,444)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    17,714,958   $    10,027,461   $     9,846,151
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                           JANUS ASPEN                                              OPPENHEIMER
                                                         SERIES WORLDWIDE    MFS(R) GLOBAL       MFS(R) TOTAL        AGGRESSIVE
                                                             GROWTH           GOVERNMENTS           RETURN             GROWTH
                                                         ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $    84,021,660    $       651,221    $    16,786,736    $     9,743,110

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                  (604,599)            12,144            709,983          1,086,328
  Net realized gain (loss) on investments and
    capital gains distributions                              (10,087,004)            17,013             52,303         (6,642,079)
  Net unrealized appreciation (depreciation) of
    investments                                               (8,398,420)           (14,431)          (945,490)         2,331,314
                                                         ------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                (19,090,023)            14,726           (183,204)        (3,224,437)

Changes from principal transactions:
  Total unit transactions                                    (10,299,668)          (106,504)         3,462,087           (949,420)
                                                         ------------------------------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                                   (10,299,668)          (106,504)         3,462,087           (949,420)
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                    (29,389,691)           (91,778)         3,278,883         (4,173,857)
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               54,631,969            559,443         20,065,619          5,569,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                  (225,320)            10,845             78,837            (28,064)
  Net realized gain (loss) on investments and
    capital gains distributions                              (22,399,939)             2,950            500,781         (1,362,443)
  Net unrealized appreciation (depreciation) of
    investments                                                9,385,638             44,948         (2,053,031)          (187,985)
                                                         ------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                (13,239,621)            58,743         (1,473,413)        (1,578,492)

Changes from principal transactions:
  Total unit transactions                                    (10,414,643)           515,981           (785,968)        (1,003,459)
                                                         ------------------------------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                                   (10,414,643)           515,981           (785,968)        (1,003,459)
                                                         ------------------------------------------------------------------------
Total increase (decrease)                                    (23,654,264)           574,724         (2,259,381)        (2,581,951)
                                                         ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $    30,977,705    $     1,134,167    $    17,806,238    $     2,987,302
                                                         ========================================================================

                                                                                         OPPENHEIMER
                                                                      OPPENHEIMER        MAIN STREET
                                                                         GLOBAL            GROWTH &         OPPENHEIMER
                                                                       SECURITIES           INCOME         STRATEGIC BOND
                                                                    -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $     6,286,564    $    11,851,023    $     3,479,334

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              449,225            (81,532)           166,902
  Net realized gain (loss) on investments and capital gains
    distributions                                                          (439,450)          (374,359)           (20,577)
  Net unrealized appreciation (depreciation) of investments                (488,737)          (817,032)            (3,465)
                                                                    -----------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                             (478,962)        (1,272,923)           142,860

Changes from principal transactions:
  Total unit transactions                                                  (352,935)        (1,297,756)           515,411
                                                                    -----------------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                                           (352,935)        (1,297,756)           515,411
                                                                    -----------------------------------------------------
Total increase (decrease)                                                  (831,897)        (2,570,679)           658,271
                                                                    -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                           5,454,667          9,280,344          4,137,605

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (54,374)           (45,556)           245,454
  Net realized gain (loss) on investments and capital gains
    distributions                                                          (503,903)        (1,859,687)          (172,062)
  Net unrealized appreciation (depreciation) of investments              (1,352,931)           206,524            227,698
                                                                    -----------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                           (1,911,208)        (1,698,719)           301,090

Changes from principal transactions:
  Total unit transactions                                                 3,580,073         (1,305,187)         1,224,838
                                                                    -----------------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                                          3,580,073         (1,305,187)         1,224,838
                                                                    -----------------------------------------------------
Total increase (decrease)                                                 1,668,865         (3,003,906)         1,525,928
                                                                    -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $     7,123,532    $     6,276,438    $     5,663,533
                                                                    =====================================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account I

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. IICA III Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since September 24, 2000.

At December 31, 2002, the Account had fifty-nine investment divisions (the "Divisions"), thirty-seven of which invest in independently managed mutual funds and twenty-two of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:                                  ING Generations Portfolios, Inc.
   AIM V.I. Capital Appreciation Fund - Series I Shares           ING VP Strategic Allocation Balanced Portfolio - Class R
   AIM V.I. Core Equity Fund - Series I Shares                    ING VP Strategic Allocation Growth Portfolio - Class R
   AIM V.I. Growth Fund - Series I Shares                         ING VP Strategic Allocation Income Portfolio - Class R
   AIM V.I. Premier Equity Fund - Series I Shares              ING Partners, Inc.:
Alger American Funds:                                             ING JPMorgan Fleming International Portfolio - Initial Class
   Alger American Balanced Portfolio                              ING MFS Capital Opportunities Portfolio - Initial Class
   Alger American Income & Growth Portfolio                       ING MFS Research Portfolio - Initial Class
   Alger American Leveraged AllCap Portfolio                      ING Salomon Brothers Aggressive Growth Portfolio - I Class
American Century(R) Investments:                                  ING T. Rowe Price Growth Equity Portfolio - Initial Class
   American Century(R) VP Balanced Fund                           ING Variable Funds:
   American Century(R) VP International Fund                      ING VP Growth and Income Portfolio - Class R
Calvert Social Balanced Portfolio                              ING Variable Portfolios, Inc.:
Federated Insurance Series:                                       ING VP Growth Portfolio - Class R
   Federated American Leaders Fund II                             ING VP Index Plus LargeCap Portfolio - Class R

   Federated Equity Income Fund II                                ING VP Index Plus MidCap Portfolio - Class R
   Federated Fund for US Government Securities II                 ING VP Index Plus SmallCap Portfolio - Class R
   Federated Growth Strategies Fund II                            ING VP International Equity Portfolio - Class R
   Federated High Income Bond Fund II                             ING VP Small Company Portfolio - Class R
   Federated International Equity Fund II                         ING VP Technology Portfolio - Class R
   Federated Prime Money Fund II                                  ING VP Value Opportunity Portfolio - Class R
   Federated Utility Fund II                                   Janus Aspen Series:
Fidelity(R) Investments Variable Insurance Products Funds:        Janus Aspen Series Aggressive Growth Portfolio
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class          - Institutional Shares
   Fidelity(R) VIP Growth Portfolio - Initial Class               Janus Aspen Series Balanced Portfolio - Institutional Shares
                                                                  Janus Aspen Series Flexible Income  Portfolio - Institutional
   Fidelity(R) VIP High Income Portfolio - Initial Class            Shares
   Fidelity(R) VIP Overseas Portfolio - Initial Class             Janus Aspen Series Growth Portfolio - Institutional Shares
Fidelity(R) Investments Variable Insurance Products Funds II:     Janus Aspen Series Worldwide Growth Portfolio
   Fidelity(R)  VIP II ASSET  MANAGER(SM) Portfolio - Initial
    Class                                                           - Institutional Shares
   Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class     MFS(R) Variable Insurance Trust:
   Fidelity(R) VIP II Index 500 Portfolio - Initial Class           MFS (R) Global Governments Series
   Fidelity(R) VIP II Investment Grade Bond Portfolio               MFS(R) Total Return Series - Initial Class
                                                               Oppenheimer Variable Account Funds:
ING VP Balanced Portfolio, Inc. - Class R                         Oppenheimer Aggressive Growth Fund/VA(R)
ING VP Bond Portfolio - Class R                                   Oppenheimer Global Securities Fund/VA(R)
ING VP Emerging Markets Fund                                      Oppenheimer Main Street Growth & Income Fund/VA(R)
ING VP Money Market Portfolio - Class R                           Oppenheimer Strategic Bond Fund/VA(R)
ING VP Natural Resources Trust

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

           CURRENT NAME                                   FORMER NAME
---------------------------------------------------------------------------------
     AIM V.I. Core Equity                           AIM V.I. Growth and Income
     AIM V.I. Premier Equity                        AIM V.I. Value
     ING VP Balanced                                Aetna Balanced
     ING VP Bond                                    Aetna Bond
     ING VP Emerging Markets                        Aetna Emerging Markets
     ING VP Money Market                            Aetna Money Market
     ING VP Natural Resources                       Aetna Natural Resources
     ING VP Strategic Allocation Balanced           Aetna Crossroads
     ING VP Strategic Allocation Growth             Aetna Ascent
     ING VP Strategic Allocation Income             Aetna Legacy
     ING JPMorgan Fleming International             PPI Scudder International Growth
     ING MFS Capital Opportunities                  PPI MFS Capital Opportunities
     ING MFS Research                               PPI MFS Research
     ING Salomon Brothers Aggressive Growth         PPI MFS Emerging Equities
     ING T. Rowe Price Growth Equity                PPI T. Rowe Price Growth Equity
     ING VP Growth and Income                       Aetna Growth and Income
     ING VP Growth                                  Aetna Growth
     ING VP Index Plus LargeCap                     Aetna Index Plus Large Cap
     ING VP Index Plus MidCap                       Aetna Index Plus Mid Cap
     ING VP Index Plus SmallCap                     Aetna Index Plus Small Cap
     ING VP International Equity                    Aetna International Equity
     ING VP Small Company                           Aetna Small Company
     ING VP Technology                              Aetna Technology
     ING VP Value Opportunity                       Aetna Value Opportunity

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

ADMINISTRATIVE CHARGES

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.125% of the assets attributable to the Contracts.

PREMIUM TAXES

Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

OTHER CHARGES

Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Generation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.60% to 1.00% of the average net assets of each respective Fund.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                                 YEAR ENDED DECEMBER 31
                                                                            2002                          2001
                                                                --------------------------------------------------------
                                                                 PURCHASES        SALES        PURCHASES        SALES
                                                                --------------------------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                $      3,413   $         37   $      3,421   $         17
   AIM V.I. Core Equity                                              751,143        174,742      1,476,419        115,251
   AIM V.I. Growth                                                   280,495         96,139      1,797,889        135,241
   AIM V.I. Premier Equity                                           866,626        247,783      1,424,783        115,879
Alger American Funds:
   Alger American Balanced                                         1,182,540      1,593,945         53,993        203,447
   Alger American Income & Growth                                  2,529,138      3,251,858        273,049        687,574
   Alger American Leveraged AllCap                                 2,364,453      2,745,746        111,478        507,941
American Century(R) Investments:
   American Century(R) VP Balanced Fund                              339,744        359,467         22,444         33,376
   American Century(R) VP International                              870,592      1,199,987        150,745        396,240
Calvert Social Balanced                                              260,430        267,052        108,880         76,362
Federated Insurance Series:
   Federated American Leaders                                      5,273,494     20,716,030      4,621,461     13,569,808
   Federated Equity Income                                         1,325,421      4,181,984      2,204,372      3,946,936
   Federated Fund for US Government Securities                     4,371,773      2,834,442      1,482,942      1,092,776
   Federated Growth Strategies                                     1,101,422      7,773,329      1,615,052      5,796,354
   Federated High Income Bond                                      4,998,929      7,108,985      2,639,243      2,917,363
   Federated International Equity                                    296,466      4,948,577      3,906,796      4,922,917
   Federated Prime Money                                           6,261,000      5,705,088      5,491,450      4,475,166
   Federated Utility                                               1,353,989      3,588,992        878,633      2,788,536
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income                                  62,783,461     66,059,712     17,845,262     15,560,492
   Fidelity(R) VIP Growth                                         32,615,474     32,612,270     10,629,910      8,574,632
   Fidelity(R) VIP High Income                                     9,484,376      9,937,743      5,584,038      5,093,723
   Fidelity(R) VIP Overseas                                        4,872,959      4,741,142        801,770        801,807
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                            6,960,480      7,241,218        960,807        839,907
   Fidelity(R) VIP II Contrafund(R)                               31,696,769     35,038,020      5,354,209     10,192,812
   Fidelity(R) VIP II Index 500                                   49,562,673     54,494,758     33,589,695     39,924,214
   Fidelity(R) VIP II Investment Grade Bond                          833,839      1,104,351         52,050        121,006
ING VP Balanced                                                    9,539,861      8,149,627      4,138,657      1,496,296
ING VP Bond                                                       19,631,807     15,385,418      9,594,924      6,354,975
ING VP Emerging Markets                                              337,454        465,170         82,101         82,383
ING VP Money Market                                              170,333,618    170,655,314    194,325,198    186,462,798
ING VP Natural Resources                                             540,324        651,650              1        119,035
ING Generations Portfolios, Inc.:
   ING VP Strategic Allocation Balanced                              773,811        818,272        450,058        494,278
   ING VP Strategic Allocation Growth                              1,570,897      1,613,792         54,219        297,833
   ING VP Strategic Allocation Income                              2,200,293      2,589,529      3,588,525      3,036,056

                                                               YEAR ENDED DECEMBER 31
                                                         2002                          2001
                                             ---------------------------------------------------------
                                              PURCHASES        SALES        PURCHASES        SALES
                                             ---------------------------------------------------------
ING Partners, Inc.:
   ING JPMorgan Fleming International        $  2,485,289   $  2,157,882   $  1,243,461   $    560,062
   ING MFS Capital Opportunities                6,583,570      6,692,735      2,874,988      4,653,622
   ING MFS Research                            12,763,917     15,230,907      4,684,661      3,995,619
   ING Salomon Brothers Aggressive Growth      35,918,727     40,345,577     44,316,659     46,429,855
   ING T. Rowe Price Growth Equity             25,102,559     28,426,439     10,012,625      9,658,311
ING Variable Funds:
   ING VP Growth and Income                    36,395,723     38,596,987     33,183,856     35,463,147
ING Variable Portfolios, Inc.:
   ING VP Growth                                2,441,151      2,693,566      3,796,370      5,001,075
   ING VP Index Plus LargeCap                  14,087,957     11,898,831      8,878,508      6,812,009
   ING VP Index Plus MidCap                        12,372            374         38,199            170
   ING VP Index Plus SmallCap                         952            302         32,151            243
   ING VP International Equity                    487,647        490,013        909,240      1,064,589
   ING VP Small Company                        19,955,082     17,330,114      6,679,849      5,702,160
   ING VP Technology                            3,348,243      2,663,103      2,892,467      2,186,313
   ING VP Value Opportunity                     9,156,540     10,789,495      6,727,303      5,488,398
ING Variable Products Trust:
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth        37,774,169     39,379,335     30,034,026     32,890,222
   Janus Aspen Series Balanced                 22,821,998     23,081,179      3,095,359      5,032,711
   Janus Aspen Series Flexible Income          12,462,694     10,151,073      4,121,693      1,548,498
   Janus Aspen Series Growth                   26,627,804     31,624,655     19,714,470     23,482,949
   Janus Aspen Series Worldwide Growth         72,537,740     83,177,703     26,949,502     37,853,769
MFS(R) Variable Insurance Trust:
   MFS-(R) Global Governments                   1,375,422        848,596        329,353        423,713
   MFS(R) Total Return                         27,586,760     28,013,578      7,733,721      3,561,651
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth               23,459,144     24,490,667     30,632,151     30,495,243
   Oppenheimer Global Securities                9,368,013      5,842,314      4,236,530      4,140,240
   Oppenheimer Main Street Growth & Income     11,321,580     12,672,323      1,177,999      2,557,287
   Oppenheimer Strategic Bond                   8,124,966      6,654,674      2,210,261      1,527,948

6. CHANGES IN UNITS

The net changes in units outstanding follow:

                                                                        YEAR ENDED DECEMBER 31,
                                                                      2002                   2001
                                                                ----------------------------------------
                                                                  NET UNITS ISSUED      NET UNITS ISSUED
                                                                     (REDEEMED)            (REDEEMED)
                                                                ----------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                               509                   373
   AIM V.I. Core Equity                                                     90,663               173,865
   AIM V.I. Growth                                                          43,250               239,975
   AIM V.I. Premier Equity                                                  92,637               158,750
Alger American Funds:
   Alger American Balanced                                                 (23,021)               (8,931)
   Alger American Income & Growth                                          (36,014)              (27,876)
   Alger American Leveraged AllCap                                         (19,670)              (21,738)
American Century(R) Investments:
   American Century(R) VP Balanced Fund                                     (1,786)               (1,919)
   American Century(R) VP International                                    (25,240)              (22,856)
Calvert Social Balanced                                                     (1,116)                1,828
Federated Insurance Series:
   Federated American Leaders                                             (876,127)             (460,062)
   Federated Equity Income                                                (274,554)             (153,916)
   Federated Fund for US Government Securities                              96,263                18,284
   Federated Growth Strategies                                            (420,224)             (215,873)
   Federated High Income Bond                                             (289,445)             (164,631)
   Federated International Equity                                         (367,941)             (263,124)
   Federated Prime Money                                                    45,000                74,297
   Federated Utility                                                      (252,967)             (159,042)
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income                                          (315,515)              (19,298)
   Fidelity(R) VIP Growth                                                  266,882               281,622
   Fidelity(R) VIP High Income                                            (154,966)             (161,493)
   Fidelity(R) VIP Overseas                                                  6,810               (34,373)
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                                    (37,270)               (9,694)
   Fidelity(R) VIP II Contrafund(R)                                       (199,791)             (310,381)
   Fidelity(R) VIP II Index 500                                           (317,831)             (318,777)
   Fidelity(R) VIP II Investment Grade Bond                                (20,911)               (8,062)
ING VP Balanced                                                            182,190               262,856
ING VP Bond                                                                279,558               216,220

                                                      YEAR ENDED DECEMBER 31,
                                                    2002                 2001
                                             ----------------------------------------
                                               NET UNITS ISSUED      NET UNITS ISSUED
                                                 (REDEEMED)            (REDEEMED)
                                             ----------------------------------------
ING VP Emerging Markets                                 (17,417)              (10,863)
ING VP Money Market                                     (81,733)              574,013
ING VP Natural Resources                                 (9,133)               (9,037)
ING Generations, Inc.:
   ING VP Strategic Allocation Balanced                  (5,425)               (3,722)
   ING VP Strategic Allocation Growth                    (5,898)              (19,177)
   ING VP Strategic Allocation Income                   (28,386)               39,839
ING Partners, Inc.:
   ING JPMorgan Fleming International                    35,375                29,523
   ING MFS Capital Opportunities                         (2,629)             (224,579)
   ING MFS Research                                    (288,830)             (251,672)
   ING Salomon Brothers Aggressive Growth              (528,359)             (381,953)
   ING T. Rowe Price Growth Equity                     (214,135)             (228,705)
ING Variable Funds:
   ING VP Growth and Income                            (154,801)             (149,832)
ING Variable Portfolios, Inc.:
   ING VP Growth                                          3,051               (14,963)
   ING VP Index Plus LargeCap                           391,013               255,069
   ING VP Index Plus MidCap                                 993                 3,089
   ING VP Index Plus SmallCap                                46                 2,643
   ING VP International Equity                              317               (12,988)
   ING VP Small Company                                 168,092                52,735
   ING VP Technology                                    127,863               124,709
   ING VP Value Opportunity                            (125,888)               38,091
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                 (45,483)              132,711
   Janus Aspen Series Balanced                          (21,709)             (114,576)
   Janus Aspen Series Flexible Income                   137,074               156,041
   Janus Aspen Series Growth                           (330,143)             (239,935)
   Janus Aspen Series Worldwide Growth                 (587,174)             (355,235)
MFS(R) Variable Insurance Trust:
   MFS(R) Global Governments                             45,216               (10,425)
   MFS(R) Total Return                                  (64,009)              210,457
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                        (97,444)              (74,055)
   Oppenheimer Global Securities                        280,366                68,010
   Oppenheimer Main Street Growth & Income             (123,351)              (97,960)
   Oppenheimer Strategic Bond                            96,139                46,269

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                  UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO     TOTAL RETURN LOWEST
      DIVISION                   (000S)    LOWEST TO HIGHEST    (000S)      INCOME RATIO   LOWEST TO HIGHEST       TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
    2002                               1        $   6.00       $        6         -                1.00%              -25.11%
    2001                               1        $   8.01                4      12.41%         1.00% to 1.25%          -24.05%
    2000                               -        $  10.55                1         *                 *                   *

AIM V.I. Core Equity
    2002                             265        $   6.12            1,625       0.40%         1.00% to 1.25%          -16.42%
    2001                             174        $   7.32            1,281       0.09%         1.00% to 1.25%          -23.61%
    2000                               -        $   9.58                1         *                 *                   *

AIM V.I. Growth
    2002                             299        $   3.91            1,170         -                1.00%              -31.66%
    2001                             256        $   5.71            1,463       0.43%         1.00% to 1.25%          -34.56%
    2000                              16        $   8.73              140         *                 *                   *

AIM V.I. Premier Equity
    2002                             252        $   5.46            1,374       0.41%              1.00%              -30.95%
    2001                             159        $   7.91            1,257       4.22%         1.00% to 1.25%          -13.44%
    2000                               -        $   9.13                2         *                 *                   *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
Alger American Balanced
    2002                             45      $  16.76         $      750      1.56%             1.40%                -13.52%
    2001                             68      $  19.39              1,314      3.23%         1.25% to 1.40%            -3.31%
    2000                             77      $  20.05              1,538        *                 *                     *

Alger American Income &
  Growth
    2002                             95      $  15.60              1,479      0.60%             1.40%                -32.07%
    2001                            131      $  22.96              3,004      7.41%         1.25% to 1.40%           -15.53%
    2000                            159      $  27.19              4,315        *                 *                     *

Alger American Leveraged
  AllCap
    2002                            101      $  14.44              1,456      0.01%             1.40%                -34.84%
    2001                            121      $  22.16              2,671      3.44%         1.25% to 1.40%           -17.11%
    2000                            142      $  26.74              3,803        *                 *                     *

AMERICAN CENTURY(R)
  Investments:
American Century(R) VP
  Balanced
    2002                             21      $  12.99                277      2.74%             1.40%                -10.82%
    2001                             23      $  14.57                336      6.24%         1.25% to 1.40%            -4.89%
    2000                             25      $  15.32                383        *                 *                     *

American Century(R) VP
  International
    2002                             41      $  11.53                477      0.84%             1.40%                -21.49%
    2001                             67      $  14.69                979     10.52%         1.25% to 1.40%           -30.17%
    2000                             90      $  21.03              1,882        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced
    2002                             19    $8.03 to $9.61     $      182      2.65%         1.00% to 1.40%     -13.38% to -12.46%
    2001                             20   $10.92 to $11.09           222      5.66%         1.00% to 1.40%      -8.25% to -8.10%
    2000                             18   $11.88 to $12.09           220        *                 *                     *

FEDERATED INSURANCE SERIES:
Federated American Leaders
    2002                          4,801        $16.28             78,300      1.15%         1.25% to 1.40%           -21.33%
    2001                          5,677        $20.70            117,754      2.00%         1.25% to 1.40%            -5.56%
    2000                          6,137        $21.92            134,796        *                 *                     *

Federated Equity Income
    2002                          1,535        $ 9.83             15,168      2.03%         1.25% to 1.40%           -21.85%
    2001                          1,809        $12.58             22,899      1.95%         1.25% to 1.40%           -12.24%
    2000                          1,963        $14.34             28,257        *                 *                     *

Federated Fund for US
  Government Securities
    2002                            510        $14.95              7,622      3.39%              1.40%                7.52%
    2001                            414        $13.90              5,750      5.53%         1.25% to 1.40%            5.53%
    2000                            395        $13.18              5,208        *                 *                     *

Federated Growth Strategies
    2002                          1,290        $13.63             17,585        -                1.40%               -27.38%
    2001                          1,710        $18.77             32,104      1.60%         1.25% to 1.40%           -23.48%
    2000                          1,926        $24.53             47,248        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  (CONTINUED):
Federated High Income Bond
    2002                          1,175       $12.25          $   14,413      10.18%        1.25% to 1.40%            -0.03%
    2001                          1,465       $12.25              17,955      10.78%        1.25% to 1.40%            -0.05%
    2000                          1,630       $12.26              19,988        *                 *                     *

Federated International
  Equity
    2002                          1,068       $10.82              11,589        -           1.25% to 1.40%           -23.84%
    2001                          1,436       $14.21              20,460      13.04%        1.25% to 1.40%           -30.42%
    2000                          1,699       $20.42              34,741        *                 *                     *

Federated Prime Money
    2002                            462       $12.40               5,731       1.41%             1.40%                -0.01%
    2001                            417       $12.41               5,175       3.90%        1.25% to 1.40%             2.28%
    2000                            343       $12.13               4,159        *                 *                     *

Federated Utility
    2002                            870        $9.96               8,714       5.53%        1.25% to 1.40%           -25.01%
    2001                          1,123       $13.28              14,993       3.52%        1.25% to 1.40%           -14.94%
    2000                          1,282       $15.61              20,076        *                 *                     *

FIDELITY(R) INVESTMENTS
  VARIABLE INSURANCE PRODUCTS
  FUNDS:
Fidelity(R) VIP Equity-Income
    2002                          2,485    $8.34 to $14.18        32,897       1.80%        1.00% to 1.40%     -18.11% to -17.77%
    2001                          2,801   $10.14 to $17.31        45,509       6.50%        1.00% to 1.40%       -6.30% to 2.48%
    2000                          2,821    $9.90 to $18.47        49,034        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS
  VARIABLE INSURANCE PRODUCTS
  FUNDS (CONTINUED):
Fidelity(R) VIP Growth
    2002                          2,474    $5.56 to $12.19    $   22,175       0.25%        1.00% to 1.40%     -31.09% to -30.80%
    2001                          2,207    $8.04 to $17.69        31,764       7.38%        1.00% to 1.40%      -18.81% to -18.48
    2000                          1,925    $9.86 to $21.79        39,717        *                 *                     *

Fidelity(R) VIP High Income
    2002                            790    $6.71 to $9.04          6,897      11.08%        1.25% to 1.40%       2.00% to 2.15%
    2001                            945    $6.57 to $8.86          7,979      17.37%        1.25% to 1.40%     -12.98% to -12.85%
    2000                          1,106    $7.54 to $10.18        10,694        *                 *                     *

Fidelity(R) VIP Overseas
    2002                            251    $7.23 to $9.59          2,309       0.83%        1.25% to 1.40%     -21.40% to -21.28%
    2001                            244    $9.19 to $12.20         2,834      14.13%        1.00% to 1.40%     -22.28% to -22.16%
    2000                            279   $11.80 to $15.70         4,168        *                 *                     *

FIDELITY(R) INVESTMENTS
  VARIABLE INSURANCE PRODUCTS
  FUNDS II:
Fidelity(R) VIP II Asset
  Manager(SM)
    2002                            391    $9.92 to $13.91         5,092       3.86%        1.25% to 1.40%      -10.01% to -9.87%
    2001                            428   $11.01 to $15.46         6,147       5.71%        1.25% to 1.40%      -5.44% to -5.30%
    2000                            438   $11.62 to $16.35         6,672        *                 *                     *

Fidelity(R) VIP II Contrafund(R)
    2002                          1,431    $7.95 to $16.55        22,088       0.88%        1.00% to 1.40%     -10.62% to -10.25%
    2001                          1,631    $8.86 to $18.52        28,132       3.67%        1.00% to 1.40%      -13.48% to -9.81%
    2000                          1,941    $9.82 to $21.40        38,834        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS
  VARIABLE INSURANCE PRODUCTS
  FUNDS II (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                          1,512    $8.71 to $14.87        20,521       1.36%        1.25% to 1.40%     -23.34% to -23.22%
    2001                          1,830   $11.34 to $19.40        32,591       1.19%        1.25% to 1.40%     -13.34% to -13.20%
    2000                          2,149   $13.07 to $22.38        44,133        *                 *                     *

Fidelity(R) VIP II Investment
  Grade Bond
    2002                             46        $15.02         $      686       4.49%             1.40%                 8.80%
    2001                             67        $13.81                919       5.53%        1.25% to 1.40%             6.94%
    2000                             75        $12.91                963        *                 *                     *

ING VP BALANCED
    2002                            919    $8.70 to $15.05        10,006       0.98%        1.00% to 1.40%     -11.56% to -11.20%
    2001                            737    $9.80 to $17.02         9,754       6.16%        1.00% to 1.40%      -5.56% to -5.17%
    2000                            474   $10.33 to $18.02         7,942        *                 *                     *

ING VP BOND
    2002                          1,064   $12.93 to $14.47        15,106       3.62%        1.25% to 1.40%       6.82% to 6.98%
    2001                            784   $12.09 to $13.55        10,374       6.63%        1.00% to 1.40%       7.22% to 7.38%
    2000                            568   $11.26 to $12.64         7,033        *                 *                     *

ING VP EMERGING MARKETS
    2002                             25         $6.65                164        -                1.40%               -10.60%
    2001                             42         $7.43                313      21.63%        1.25% to 1.40%           -11.68%
    2000                             53         $8.42                446        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET
    2002                          2,909   $10.97 to $12.65    $   35,752      3.44%         1.00% to 1.40%       0.20% to 0.61%
    2001                          2,991   $10.91 to $12.62        36,764      4.11%         1.00% to 1.40%       1.41% to 2.63%
    2000                          2,417   $10.76 to $12.32        29,041       *                  *                     *

ING VP NATURAL RESOURCES
    2002                             33        $11.61                383      0.18%              1.40%                -3.47%
    2001                             42        $12.02                506       -            1.25% to 1.40%           -17.12%
    2000                             51        $14.51                742       *                  *                     *

ING GENERATIONS PORTFOLIOS,
  INC.:
ING VP Strategic Allocation
  Balanced
    2002                             47    $9.09 to $12.92           554      2.39%         1.25% to 1.40%     -10.81% to -10.67%
    2001                             52   $10.18 to $14.48           675      2.79%         1.00% to 1.40%      -8.30% to -8.16%
    2000                             56   $11.08 to $15.79           801       *                  *                     *

ING VP Strategic Allocation
  Growth
    2002                             58    $8.29 to $12.62           710      2.15%         1.25% to 1.40%     -14.97% to -14.84%
    2001                             64    $9.73 to $14.84           914      1.58%         1.00% to 1.40%     -12.79% to -12.65%
    2000                             83   $11.14 to $17.02         1,319       *                  *                     *

ING VP Strategic Allocation
  Income
    2002                            115   $10.35 to $13.70         1,561      2.72%         1.25% to 1.40%      -5.69% to -5.54%
    2001                            143   $10.95 to $14.52         2,048      3.63%         1.00% to 1.40%      -3.75% to -3.60%
    2000                            104   $11.36 to $15.09         1,581       *                  *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.:
ING JPMorgan Fleming
  International
    2002                            176    $7.97 to $8.39     $    1,470       0.62%        1.25% to 1.40%     -19.23% to -19.10%
    2001                            141    $9.86 to $10.38         1,456      24.41%        1.00% to 1.40%     -27.96% to -27.84%
    2000                            111   $13.66 to $14.42         1,602        *                 *                     *

ING MFS Capital Opportunities
    2002                            453    $8.42 to $8.84          3,984        -           1.25% to 1.40%     -31.14% to -31.04%
    2001                            456   $12.20 to $12.84         5,817      16.63%        1.00% to 1.40%     -25.82% to -25.70%
    2000                            681   $16.42 to $17.30        11,714        *                 *                     *

ING MFS Research
    2002                          1,026    $7.09 to $7.79          7,353       0.19%        1.25% to 1.40%     -25.95% to -25.83%
    2001                          1,315    $9.57 to $10.50        12,718      20.94%        1.00% to 1.40%     -22.00% to -21.88%
    2000                          1,567   $12.27 to $13.44        19,399        *                 *                     *

ING Salomon Brothers
  Aggressive Growth
    2002                          1,450    $4.12 to $6.63          9,494        -           1.00% to 1.40%     -36.21% to -35.95%
    2001                          1,978    $6.43 to $10.40        20,338       6.42%        1.00% to 1.40%     -26.26% to -25.96%
    2000                          2,360    $8.68 to $14.10        32,921        *                 *                     *

ING T. Rowe Price Growth
  Equity
    2002                          1,207    $7.27 to $13.85        16,326       0.18%        1.00% to 1.40%     -24.37% to -20.23%
    2001                          1,421   $12.80 to $18.32        25,447      15.48%        1.00% to 1.40%     -11.48% to -11.35%
    2000                          1,650   $14.43 to $20.69        33,378        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                          1,131    $5.64 to $11.16    $   10,865       0.83%        1.00% to 1.40%     -26.04% to -25.74%
    2001                          1,285    $7.59 to $15.10        17,195       0.62%        1.00% to 1.40%     -19.55% to -15.90%
    2000                          1,435    $9.03 to $18.77        23,995        *                 *                     *

ING VARIABLE PORTFOLIOS,
  INC.:
ING VP Growth
    2002                            351    $5.00 to $10.40         2,359        -           1.00% to 1.40%     -29.94% to -29.65%
    2001                            348    $7.11 to $14.84         3,638      10.59%        1.00% to 1.40%     -28.09% to -27.79%
    2000                            363    $9.84 to $20.64         6,861        *                 *                     *

ING VP Index Plus LargeCap
    2002                          1,296    $6.43 to $13.49        10,983       0.23%        1.00% to 1.40%     -22.63% to -22.31%
    2001                            905    $8.25 to $17.44        11,476       4.80%        1.00% to 1.40%     -14.84% to -14.48%
    2000                            649    $9.68 to $20.48        12,035        *                 *                     *

ING VP Index Plus MidCap
    2002                              4        $10.92                 45       0.41%             1.00%              -12.97%
    2001                              3        $12.54                 39       8.59%             1.00%                 **
    2000                             **          **                   **        **                **                   **

ING VP Index Plus SmallCap
    2002                              3        $10.27                 28       0.14%             1.00%              -14.07%
    2001                              2        $11.95                 32      10.40%             1.00%                 **
    2000                             **          **                   **        **                **                   **

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
  (CONTINUED):
ING VP International Equity
    2002                             46    $5.26 to $6.25     $      281       0.22%        1.00% to 1.40%     -27.71% to -27.41%
    2001                             46    $7.24 to $8.63            383       0.09%        1.00% to 1.40%     -24.95% to -24.64%
    2000                             59    $9.61 to $11.48           676        *                 *                     *

ING VP Small Company
    2002                            676    $9.31 to $14.33         8,445       0.64%        1.00% to 1.40%     -24.30% to -23.99%
    2001                            507   $12.25 to $18.93         9,047       3.07%        1.00% to 1.40%       2.54% to 2.96%
    2000                            455   $11.89 to $18.46         8,152        *                 *                     *

ING VP Technology
    2002                            293    $2.56 to $2.59            756        -           1.00% to 1.40%     -42.10% to -41.87%
    2001                            166    $4.42 to $4.45            735        -           1.00% to 1.40%     -24.04% to -23.75%
    2000                             41    $5.82 to $5.84            238        *                 *                     *

ING VP Value Opportunity
    2002                            264    $7.36 to $13.32         3,282       0.50%        1.00% to 1.40%     -27.00% to -26.70%
    2001                            390   $10.05 to $18.25         6,718       5.60%        1.00% to 1.40%      -10.89% to -8.87%
    2000                            352   $11.02 to $20.48         6,820        *                 *                     *

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive
  Growth
    2002                          1,197    $3.77 to $10.60         8,360        -           1.00% to 1.40%     -28.95% to -28.65%
    2001                          1,243    $5.28 to $14.92        13,647        -           1.00% to 1.40%     -40.31% to -40.06%
    2000                          1,110    $8.82 to $25.00        25,895        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
  (CONTINUED):
Janus Aspen Series Balanced
    2002                            968    $9.12 to $20.04    $   17,715       2.38%        1.00% to 1.40%      -7.76% to -7.38%
    2001                            989    $9.84 to $21.72        19,636       2.54%        1.00% to 1.40%       -6.05% to 0.72%
    2000                          1,104    $9.77 to $23.12        23,240        *                 *                     *

Janus Aspen Series Flexible
  Income
    2002                            649   $12.95 to $16.03        10,027       4.31%        1.25% to 1.40%       8.93% to 9.10%
    2001                            512   $11.87 to $14.72         7,279       5.65%        1.00% to 1.40%       6.22% to 6.38%
    2000                            356   $11.16 to $13.86         4,666        *                 *                     *

Janus Aspen Series Growth
    2002                            836    $5.07 to $12.67         9,846        -           1.00% to 1.40%      -27.54% to 1.52%
    2001                          1,166   $11.40 to $17.49        19,187       0.26%        1.00% to 1.40%     -25.80% to -25.68%
    2000                          1,406   $15.34 to $23.57        31,014        *                 *                     *

Janus Aspen Series Worldwide
  Growth
    2002                          2,310    $5.81 to $15.53        30,978       0.83%        1.00% to 1.40%     -26.55% to -26.24%
    2001                          2,897    $7.88 to $21.14        54,632       0.44%        1.00% to 1.40%     -23.53% to -23.22%
    2000                          3,253   $10.27 to $27.65        84,022        *                 *                     *

MFS(R) Variable Insurance
  Trust:
MFS (R) Global Governments
    2002                             95   $11.61 to $11.92         1,134       2.57%        1.25% to 1.40%       6.89% to 7.05%
    2001                             50   $10.85 to $11.15           559       3.16%        1.25% to 1.40%       3.28% to 3.43%
    2000                             61   $10.49 to $10.80           651        *                 *                     *

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
  TRUST (CONTINUED):
MFS(R) Total Return
    2002                          1,217   $11.83 to $15.51    $   17,806       1.87%        1.25% to 1.40%      -6.50% to -6.35%
    2001                          1,281   $12.63 to $16.59        20,066       5.25%        1.25% to 1.40%      -1.17% to -1.01%
    2000                          1,070   $12.76 to $16.78        16,787        *                 *                     *

OPPENHEIMER VARIABLE ACCOUNT
  FUNDS:
Oppenheimer Aggressive Growth
    2002                            302    $8.37 to $10.34         2,987       0.68%        1.25% to 1.40%     -28.80% to -28.69%
    2001                            400   $11.74 to $14.52         5,569       15.42%       1.25% to 1.40%     -32.24% to -32.14%
    2000                            474   $17.30 to $21.42         9,743        *                 *                     *

Oppenheimer Global Securities
    2002                            656    $8.49 to $14.00         7,124       0.52%        1.00% to 1.40%     -23.23% to -22.91%
    2001                            376   $11.01 to $18.23         5,455       8.61%        1.00% to 1.40%     -13.28% to -12.92%
    2000                            308   $12.65 to $21.02         6,287        *                 *                     *

Oppenheimer Main Street
  Growth & Income
    2002                            665    $7.79 to $10.10         6,276       0.78%        1.25% to 1.40%     -19.94% to -19.81%
    2001                            788    $9.71 to $12.62         9,280       0.55%        1.25% to 1.40%     -11.43% to -11.29%
    2000                            886   $10.95 to $14.25        11,851        *                 *                     *

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

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT      EXPENSE RATIO      TOTAL RETURN LOWEST
      DIVISION                  (000S)    LOWEST TO HIGHEST    (000S)      INCOME RATIO   LOWEST TO HIGHEST        TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS (CONTINUED):
Oppenheimer Strategic Bond
    2002                           460    $11.30 to $12.27    $    5,664       6.30%        1.00% to 1.40%       5.94% to 6.37%
    2001                           364    $10.62 to $11.58         4,138       5.71%        1.00% to 1.40%       1.72% to 3.52%
    2000                           317    $10.33 to $11.21         3,479        *                 *                    *

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.

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